UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06153
Integrity Managed Portfolios
(Exact name of registrant as specified in charter)

Address of Registrant:	1 Main Street North
Minot, ND 58703

Name and Address of Agent for Service:	Brent Wheeler, Mutual Fund Chief Compliance Officer
Kevin Flagstad, Investment Adviser Chief Compliance Officer
1 Main Street North
Minot, ND 58703

Registrant's telephone number, including area code:	(701) 852-5292

Date of fiscal year end:	July 31
Date of reporting period:	July 31, 2008

Item 1—Reports to Shareholders

Dear Shareholder:

Enclosed is the report of the operations for the Kansas Municipal Fund (the "Fund") for the year ended July 31, 2008. The Fund's portfolio and related financial statements are presented within for your review.

As we end the year, what one might have thought was an uneventful year was much the opposite.

First, interest rates spiked higher early in June as Federal Reserve Chairman Ben Bernanke voiced concern about inflation and the slumping dollar. However, a string of weak economic reports in the last part of June (consumer confidence plunged to its lowest level since 1992) along with more losses and downgrades in the banking sector, reduced corporate earnings expectations as well as higher energy prices have encouraged market participants to dump stocks in favor of low-risk government bonds, sending the 10-year treasury to 3.95%

Second, while the market likes to talk about light at the end of the tunnel, unfortunately in these days of financial turmoil we can never be sure whether it is light from the other side or another freight train coming. Most recently, Fannie Mae and Freddie Mac who own or guarantee nearly half of the $12 trillion mortgage market have seen their company stocks fall 75-80% year-to-date, as the worst housing downturn since the Great Depression impacted expected solvency levels.

Municipals on the other hand didn't fare any better as a number of the secondary insurers saw significant downgrades of their ratings, the collapse of major financial institution Bear Stearns and the exit of UBS from the municipal bond market.

The secondary insurers of municipal debt are in turmoil as a number of the insurance companies are in dire straits. Many bond professionals and investors, who in the past treated all insured bonds equal from a credit perspective, now understand the importance of the underlying credit, the purpose of the debt issued, and its commitment to pay. Currently there are three insurers of municipal debt that have AAA ratings from all three rating agencies and two of those three insurers are on Credit Watch for possible downgrade.

These events have created great uncertainty and with that, opportunity. It is now a buyers market as high quality municipals are yielding in many instances, yields higher than taxable treasuries of similar maturities. Clearly there will be price rallies and price sell offs in the months ahead, but the underlying tone for tax-free municipals is bullish.

The Kansas Municipal Fund began the period at $10.54 and ended the period at $10.44 for a total return of 2.90%*. This compares to the Lehman Brothers Municipal Bond Index return of 2.84%.

The Fund's yearly overall performance can be attributed to its defensive portfolio, with an average maturity of 15.5 years and an average maturity to the first call date of 3.5 years. That, along with an average portfolio coupon of 5.38% helps relative performance in volatile environments.

An important part of the Fund's strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues. Some purchases made throughout the year include: Harvey County Schools, 5.00% coupon, due 2025; Sedgwick County Schools, 5.00% coupon, due 2028; University of Kansas Athletic Facility, 5.00% coupon, due 2033; and Wyandotte County General Obligation, 5.00% coupon, due 2027.

Portfolio quality at year-end was as follows: AAA 35%, AA 34%, A 28%, BBB 2% and NR 1%.

Income exempt from federal and Kansas state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, visit the Fund's website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Integrity Mutual Funds, Inc. ("Integrity Mutual Funds"). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges ("CDSCs"), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

July 31, 2008 (Unaudited)

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent twelve-month period ended June 30 is available through the Fund's website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering, Analysis, and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090. You may also access this information from the Fund's website at www.integrityfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

All inquiries regarding the Fund should be directed to:

Integrity Funds Distributor, Inc.

1 Main Street North

Minot, ND 58703

Phone: 800-276-1262

All inquiries regarding account information should be directed to:

Integrity Fund Services, Inc.

P.O. Box 759

Minot, ND 58702

Phone: 800-601-5593

To reduce expenses, the Fund may only mail one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call Integrity Funds Distributor, Inc. ("Integrity Funds Distributor") at 800-276-1262 (or contact your financial institution). Individual copies will be sent thirty days after receiving your request.

Terms & Definitions July 31, 2008 (Unaudited)

Appreciation

Increase in the value of an asset

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by a fund on an annual basis assuming all distributions are reinvested

Coupon Rate or Face Rate

Rate of interest payable annually based on the face amount of the bond; expressed as a percentage

Depreciation

Decrease in the value of an asset

Lehman Brothers Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market; the index does not take into account brokerage commissions or other costs, may include bonds different from those in the Fund, and may pose different risks than the Fund

Market Value

Actual (or estimated) price at which a bond trades in the marketplace

Maturity

A measure of the term or life of a bond in years; when a bond "matures", the issuer repays the principal

Net Asset Value

The value of all of a fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond's creditworthiness; "AAA," "AA," "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in a fund's portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

July 31, 2008 (Unaudited)

COMPOSITION

Portfolio Quality Ratings

(Based on total long-term investments)

AAA	34.6%
AA	34.0%
A	28.2%
BBB	2.2%
NR	1.0%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent ratings services such as Moody's Investors Services ("Moody's") and Standard & Poor's Ratings Group ("S&P"). Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. ("Integrity Money Management"), the Fund's investment adviser.

These percentages are subject to change.

Portfolio Market Sectors

(As a percentage of Net Assets)

HC—Health Care	26.1%
S—School	20.2%
H—Housing	15.3%
O—Other	10.8%
W/S—Water/Sewer	9.1%
T—Transportation	8.7%
G—Government	5.6%
U—Utilities	4.2%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are subject to change.

July 31, 2008 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs:

•	transaction costs:	sales charges (loads), redemption fees, and exchange fees
•	ongoing costs:	management fees, distribution (12b-1) fees, and other Fund expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 31, 2008 to July 31, 2008.

The example illustrates the Fund's costs in two ways:

Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/31/08	Ending Account Value 07/31/08	Expenses Paid During Period*
Actual	$1,000.00	$990.02	$5.32
Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.40

*Expenses are equal to the annualized expense ratio of 1.07%, multiplied by the average account value over the period, multiplied by 180/360 days. The Fund's ending account value on the first line in the table is based on its actual total return of (1.00%) for the six-month period of January 31, 2008 to July 31, 2008.

July 31, 2008 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending July 31, 2008
Kansas Municipal Fund	1 year	3 year	5 year	10 year	Since Inception (November 15, 1990)
Without Sales Charge	2.90%	3.45%	2.44%	2.80%	4.44%
With Sales Charge (4.25%)	(1.49%)	1.96%	1.55%	2.35%	4.18%

Lehman Brothers Municipal Bond Index	1 year	3 year	5 year	10 year	Since Inception (November 15, 1990)
	2.84%	3.22%	4.35%	4.92%	6.27%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

July 31, 2008 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Fund and the Lehman Brothers Municipal Bond Index

	Kansas Municipal Fund without Sales Charge	Kansas Municipal Fund with Maximum Sales Charge	Lehman Brothers Municipal Bond Index
7/31/98	$10,000	$9,574	$10,000
1999	$10,344	$9,904	$10,288
2000	$10,519	$10,071	$10,732
2001	$11,374	$10,890	$11,815
2002	$11,770	$11,269	$12,608
2003	$11,682	$11,185	$13,061
2004	$11,882	$11,376	$13,816
2005	$11,908	$11,401	$14,695
2006	$12,430	$11,901	$15,071
2007	$12,810	$12,265	$15,713
7/31/08	$13,182	$12,621	$16,160

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers Municipal Bond Index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Kansas municipal bonds. The Fund's total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

July 31, 2008 (Unaudited)

MANAGEMENT OF THE FUND

The Board of the Fund consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with Integrity Money Management or any of its affiliates; these are the "Independent" Trustees. Two of the remaining three Trustees and/or Officers are "interested" by virtue of their affiliation with Integrity Money Management and/or its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee, and other Directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX(1)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 2405 11th Ave. NW Minot, ND 58703 56	Trustee	Indefinite Since January 2006	12

Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, The Integrity Funds (since January 2006).

					Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 73	Trustee	Indefinite Since January 1996	12

Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., (since April 2005); Trustee, The Integrity Funds (since June 2003).

					First Western Bank & Trust
R. James Maxson 1 N. Main St. Minot, ND 58701 60	Trustee	Indefinite Since January 1999	12

Attorney, Maxson Law Office (since November 2002); Director, South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999); and Trustee, The Integrity Funds (since June 2003).

					Vincent United Methodist Foundation Minot Area Development Corporation

(1) The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds.

Trustees and Officers of the Fund serve until their resignation, removal, or retirement.

The Statement of Additional Information ("SAI") contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

The Interested Trustees and Officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee, and other Directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE AND OFFICER

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX(1)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad(2)(3) 1 N. Main St. Minot, ND 58703 63	Trustee, Chairman, Interim President	Indefinite Since January 1996	12

Director (Sept. 1987 to Feb. 2007), CEO (Sept. 2001 to Feb. 2007), Integrity Mutual Funds; Director, President, and Treasurer, (Aug. 1988 to Feb. 2007), Integrity Money Management; Director, President, and Treasurer (Aug. 1988 to Sept. 2004), ND Capital, Inc.; Director, President, and Treasurer (May 1989 to Feb. 2007), Integrity Fund Services, Inc.; Director, President, CEO, and Treasurer, (Jan. 1996 to Aug. 2003), Integrity Funds Distributor, Inc.; Director, CEO, Chairman, (Jan. 2002 to Feb. 2007) and President (Sept. 2002 to Dec. 2004), Capital Financial Services, Inc.; Director and President, (April 1994 to June 2004) South Dakota Tax-Free Fund, Inc.; President (Jan. 1996 to July 2007) and (since March 2008) Integrity Managed Portfolios, (May 2003 to July 2007) and (since March 2008) The Integrity Funds, (Jan. 1995 to July 2007) and (since March 2008) Integrity Fund of Funds, Inc., (Jan. 1989 to July 2007) and (since March 2008) ND Tax-Free Fund, Inc., (Aug. 1993 to July 2007) and (since March 2008) Montana Tax-Free Fund, Inc.; Director and Chairman Montana Tax-Free Fund, Inc. (since May 1993), Integrity Fund of Funds, Inc. (since Aug. 1994), and ND Tax Free Fund, Inc. (since Oct. 1988); Trustee, Chairman, (since January 1996) and Treasurer (January 1996 to May 2004), Integrity Managed Portfolios; Trustee and Chairman (since June 2003), The Integrity Funds.

					Minot Park Board

OFFICERS

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX(1)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Peter A. Quist 1 N. Main St. Minot, ND 58703 74	Vice President, Secretary	Indefinite Since January 1996	3

Attorney; Director and Vice President, Integrity Mutual Funds; Director, Vice President, and Secretary, Integrity Money Management, ND Capital, Inc. (August 1988 to August 2006), Integrity Fund Services, Inc., and Integrity Funds Distributor; Director, Vice President, and Secretary, South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Montana Tax-Free Fund, Inc. (since May 1993), Integrity Fund of Funds, Inc. (since Aug. 1994), and ND Tax Free Fund, Inc. (since Oct. 1988); Vice President and Secretary, The Integrity Funds (since June 2003).

None
Adam C. Forthun 1 N. Main St. Minot, ND 32	Treasurer	Indefinite Since May 2008	N/A

Fund Accountant (May 2003 to October 2005), Fund Accounting Supervisor (October 2005 to March 2008), Fund Accounting Manager (since March 2008), Integrity Fund Services, Inc.; Treasurer (since May 2008), Integrity Managed Portfolios, The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 37	Mutual Fund Chief Compliance Officer	Indefinite Since October 2005	N/A

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005), Integrity Managed Portfolios, The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None

(1) The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds.

(2) Trustees and/or Officers who are "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Mr. Quist is an interested person by virtue of being an Officer and Director of the Fund's investment adviser and principal underwriter. Mr. Walstad is an interested person by virtue of being an Officer of the Fund and a shareholder of Integrity Mutual Funds.

(3) Effective February 29, 2008, Mark R. Anderson resigned as President of the Fund, and effective March 4, 2008, Mr. Walstad succeeded Mr. Anderson as Interim President of the Fund. Mr. Walstad is also a Trustee and Chairman of the Fund.

Trustees and Officers of the Fund serve until their resignation, removal, or retirement.

The SAI contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

Schedule of Investments July 31, 2008

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating (Unaudited) Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

KANSAS MUNICIPAL BONDS (97.3%)
Burlington, KS PCR (Gas & Elec.) MBIA	A/AA	5.300%	06/01/2031	$1,000,000	$993,800
Burlington, KS PCR (Gas & Elec.) MBIA	A/AA	4.850	06/01/2031	500,000	471,210
Butler Cty., KS Public Bldg. MBIA	A/NR	5.550	10/01/2021	300,000	320,157
Coffeyville, KS Pub. BLdg. (Coffeyville Medl. Center) Rev. AMBAC	Aa-3/AA	5.000	08/01/2022	250,000	254,252
Cowley Cty., KS USD #465 (Winfield) MBIA	A/AA	5.250	10/01/2014	250,000	271,790
Dodge, KS School District #443 FGIC	Baa-1/NR	5.000	09/01/2011	1,000,000	1,049,130
Douglas Cty., KS Sales Tax Ref. AMBAC	Aa-3/NR	5.000	08/01/2019	1,000,000	1,057,430
Harvey Cnty Ks USD #373 (Newton) MBIA	A/NR	5.000	09/01/2025	1,000,000	996,060
Hutchinson, KS Community College	NR/A-	5.000	10/01/2025	350,000	350,557
Hutchinson, KS Community College	NR/A-	5.250	10/01/2030	300,000	297,516
Hutchinson, KS Community College	NR/A-	5.250	10/01/2033	450,000	446,134
#Johnson Cty., KS USD #229 (Blue Valley) G.O.	Aa-1/AA	5.000	10/01/2018	1,350,000	1,395,589
Johnson Cty., KS USD #231 Gardner-Edgerton FGIC	NR/A-	5.000	10/01/2024	1,135,000	1,128,678
Johnson Cty., KS USD #232 (Desoto)	Aaa/NR	5.250	09/01/2023	500,000	532,330
Junction City, KS G.O. AMBAC	Aa-3/AA	5.000	09/01/2025	250,000	256,502
Kansas City, KS Mrtge. Rev. GNMA	Aaa/NR	5.900	11/01/2027	250,000	250,060
*Kansas City, KS Util. Syst. Ref. & Impvt. AMBAC	Aa-3/AA	6.300	09/01/2016	335,000	335,070
KS Devl. Finance Auth. (Dept. of Admin. Capital Restoration) Lease Rev. FSA	Aaa/AAA	5.375	10/01/2020	370,000	393,661
KS Devl. Finance Auth. (Juvenile Justice) Rev. MBIA	A/AA	5.250	05/01/2013	570,000	605,123
*KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	05/01/2011	250,000	252,217
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	A/AA	5.000	10/01/2017	250,000	263,360
KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	11/01/2022	1,000,000	1,052,530
KS Devl. Finance Auth. (Water Pollution Control)	Aaa/AAA	5.000	11/01/2023	1,000,000	1,037,670
KS Devl. Finance Auth.	Aa/AA	5.000	05/01/2026	1,335,000	1,381,632
KS Devl. Finance Auth. (Dept. Admin.) FGIC	Aa/AA	5.000	11/01/2025	250,000	255,660
KS Devl. Finance Auth. (Univ. KS Research Cent.) XLCA	A-1/A	5.000	02/01/2026	500,000	503,885
KDFA Athletic Facs. University of KS	A-1/A	5.000	06/01/2033	250,000	240,748
*KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg. Rev.	NR/AAA	6.000	12/01/2021	1,975,000	1,975,099
KS Devl. Finance Auth. (Sisters of Charity) Hlth. Rev.	Aa/AA	6.125	12/01/2020	1,000,000	1,057,620
KS Devl. Finance Auth. (Hays Medical Center)	A/NR	5.000	11/15/2022	500,000	505,515
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev.—Unrefunded MBIA	A/AA	5.375	11/15/2024	1,365,000	1,419,764
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.250	09/01/2021	500,000	529,990
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/2024	330,000	341,111
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/2025	750,000	770,993
Lawrence, KS (Unlimited Tax) Refunding G.O.	Aa/NR	5.375	09/01/2020	500,000	522,770
Lawrence, KS (Memorial Hospital) Rev. ASGUA-Radian	A-3/A	5.750	07/01/2024	1,000,000	1,037,790
Lawrence, KS (Memorial Hospital) Rev.	A-3/NR	5.125	07/01/2026	500,000	481,760
Lawrence, KS (Memorial Hospital) Rev.	A-3/NR	5.125	07/01/2036	300,000	282,432
Newton, KS (Newton) Hosp. Rev. ACA	NR/NR	5.750	11/15/2024	500,000	461,110
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC	Aa-3/AA	5.500	09/01/2025	235,000	242,612
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC	Aa-3/AA	5.500	09/01/2030	500,000	512,800
Olathe, Health Fac Rev (Med Center)	NR/A+	5.000	09/01/2029	500,000	477,855
#Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.700	11/01/2027	2,210,000	2,210,332
Reno Cty., KS USD #308 Hutchinson MBIA	A/NR	4.500	09/01/2023	500,000	498,075
Salina, KS (General Obligation)	Aa-3/NR	4.625	10/01/2027	200,000	194,450
Sedgwick Cty., KS (Catholic Care Center, Inc.) Hlth. Care Rev.	NR/A	5.800	11/15/2026	1,000,000	1,022,650
Sedgwick Cnty Kans Uni Sch Dist No. 262 Assumed Guaranty	NR/AAA	5.000	09/01/2028	500,000	503,355
Shawnee Cty., KS G.O. FSA	Aaa/NR	5.000	09/01/2016	655,000	709,647
Topeka, KS G.O. XLCA	Aa-3/NR	5.000	08/15/2021	400,000	410,708
*Topeka Public Bldg. Comm (10th & Jackson Prj.) MBIA	A/AA	5.625	06/01/2026	1,435,000	1,481,982
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	A/AA	5.625	06/01/2031	1,200,000	1,239,288
University of Kansas Hosp. Auth. AMBAC	Aa-3/AAA	5.700	09/01/2020	830,000	865,790
*University of Kansas Hosp. Auth. AMBAC	Aa-3/AAA	5.550	09/01/2026	1,355,000	1,409,756
Wamego, KS PCR (Kansas Gas & Electric Project) MBIA	A/AA	5.300	06/01/2031	750,000	731,835
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	Aa-3/NR	5.000	07/01/2019	700,000	740,768
#Wichita, KS (Via Christi Health System) Rev.	NR/A+	6.250	11/15/2024	1,500,000	1,558,110
Wichita, KS (Via Christi Health System) Rev.	NR/A+	5.625	11/15/2031	1,100,000	1,113,420
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.650	07/01/2016	990,000	991,049
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.700	07/01/2022	2,000,000	2,001,880
Wichita, KS Water & Sewer Util. Rev. FGIC	A-1/NR	5.250	10/01/2018	1,465,000	1,569,132
Wichita, KS Water & Sewer Util. Rev. FGIC	A-1/NR	5.000	10/01/2028	500,000	495,155
Wyandotte City, KS General Obligation FSA	Aaa/AAA	5.000	08/01/2027	500,000	509,795

TOTAL KANSAS MUNICIPAL BONDS (COST: $46,621,048)					$47,269,149

SHORT-TERM SECURITIES (1.3%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $615,773)				615,773	$615,773

TOTAL INVESTMENTS IN SECURITIES (COST: $47,236,821)					$47,884,922
OTHER ASSETS LESS LIABILITIES					701,880

NET ASSETS					$48,586,802

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

#Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—	quoted prices in active markets for identical securities
Level 2—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3—	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2008:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$615,773
Level 2—Other Significant Observable Inputs	47,269,149
Level 3—Significant Unobservable Inputs	0
Total	$47,884,922

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2008

Statement of Assets and Liabilities

July 31, 2008

ASSETS
Investments in securities, at value (cost: $47,236,821)	$47,884,922
Cash	268,806
Accrued interest receivable	670,066
Accrued dividends receivable	1,079
Receivable from manager	4,366
Prepaid expenses	2,669
Total Assets	$48,831,908

LIABILITIES
Dividends payable	$158,123
Payable for fund shares redeemed	25,133
Accrued expenses	33,544
Payable to affiliates	28,306
Total Liabilities	$245,106

NET ASSETS	$48,586,802

Net assets are represented by:
Paid-in capital	$56,630,679
Accumulated undistributed net realized gain (loss) on investments and futures	(8,692,469)
Accumulated undistributed net investment income (loss)	491
Unrealized appreciation (depreciation) on investments	648,101
Total amount representing net assets applicable to 4,653,648 outstanding shares of no par common stock (unlimited shares authorized)	$48,586,802

Net asset value per share	$10.44

Public offering price (based on sales charge of 4.25%)	$10.90

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2008

Statement of Operations

For the year ended July 31, 2008

INVESTMENT INCOME
Interest	$2,471,321
Dividends	20,955
Total Investment Income	$2,492,276

EXPENSES
Investment advisory fees	$255,394
Distribution (12b-1) fees	127,697
Administrative service fees	63,555
Transfer agent fees	101,570
Accounting service fees	49,422
Custodian fees	7,605
Professional fees	24,721
Trustees fees	5,288
Insurance expense	1,390
Reports to shareholders	5,540
Audit fees	6,773
Legal fees	38,976
Transfer agent out-of-pockets	4,061
License, fees, and registrations	2,066
Total Expenses	$694,058
Less expenses waived or absorbed by the Fund's manager	(147,515)
Total Net Expenses	$546,543

NET INVESTMENT INCOME (LOSS)	$1,945,733

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$177,815
Net change in unrealized appreciation (depreciation) of investments	(619,782)
Net Realized and Unrealized Gain (Loss) on Investments	$(441,967)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,503,766

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2008

Statement of Changes in Net Assets

For the year ended July 31, 2008 and the year ended July 31, 2007

	For The Year Ended July 31, 2008	For The Year Ended July 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,945,733	$2,140,169
Net realized gain (loss) on investment transactions	177,815	85,328
Net change in unrealized appreciation (depreciation) on investments	(619,782)	(486,178)
Net Increase (Decrease) in Net Assets Resulting From Operations	$1,503,766	$1,739,319

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.40 and $.40 per share, respectively)	$(1,945,509)	$(2,140,064)
Distributions from net realized gain on investment transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(1,945,509)	$(2,140,064)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$1,520,973	$1,094,761
Proceeds from reinvested dividends	1,289,918	1,368,745
Cost of shares redeemed	(6,777,875)	(8,160,511)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	$(3,966,984)	$(5,697,005)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(4,408,727)	$(6,097,750)
NET ASSETS, BEGINNING OF PERIOD	52,995,529	59,093,279
NET ASSETS, END OF PERIOD	$48,586,802	$52,995,529

Undistributed Net Investment Income	$491	$267

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements July 31, 2008

Note 1. ORGANIZATION

The Fund is an investment portfolio of Integrity Managed Portfolios (the "Trust") and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. The Trust is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 15, 1990, other than matters relating to organization and registration. On November 15, 1990, the Fund commenced its Public Offering of capital shares.

The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas state income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas municipal securities.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation—Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following:

•	yields or prices of municipal bonds of comparable quality;
•	type of issue, coupon, maturity, and rating;
•	indications as to value from dealers; and
•	general market conditions.

Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities—The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent Deferred Sales Charge—In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Distributions during the year ended July 31, 2008 were characterized as tax-exempt for tax purposes.

In June 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions taken on federal income tax returns for all open tax years (tax years ended July 31, 2004 through July 31, 2008) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements. Interest and penalties related to uncertain tax positions, if any, are classified in the Fund's financial statements as other expense.

The tax character of distributions paid was as follows:

	July 31, 2008	July 31, 2007
Tax-exempt income	$1,945,509	$2,140,064
Ordinary income	0	0
Long-term capital gains	0	0
Total	$1,945,509	$2,140,064

As of July 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($8,692,469)	$648,592	($8,043,877)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2008 totaling $8,692,469, which may be used to offset capital gains. Any difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to timing differences associated with market discount. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2009	$568,023
2010	$1,444,860
2011	$1,970,032
2012	$1,399,598
2013	$2,680,173
2014	$388,935
2015	$240,848

For the year ended July 31, 2008, the Fund made $353,577 in permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31 and within the tax year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended July 31, 2008, the Fund did not defer to August 1, 2008, any post-October capital losses, post-October currency losses, or post-October passive foreign investment company losses.

Distributions to shareholders—Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts—Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts—The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. CAPITAL SHARE TRANSACTIONS

As of July 31, 2008, there were unlimited shares of no par authorized; 4,653,648 and 5,029,080 shares were outstanding at July 31, 2008 and July 31, 2007, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Year Ended July 31, 2008	For The Year Ended July 31, 2007
Shares sold	144,053	102,578
Shares issued on reinvestment of dividends	122,244	128,616
Shares redeemed	(641,729)	(767,828)
Net increase (decrease)	(375,432)	(536,634)

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund's investment adviser; Integrity Funds Distributor, the Fund's underwriter; and Integrity Fund Services, Inc. ("Integrity Fund Services"), the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, the Fund's sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $116,481 of investment advisory fees after partial waiver for the year ended July 31, 2008. The Fund does not have a payable to Integrity Money Management at July 31, 2008 for investment advisory fees. Certain Officers and Trustees of the Fund are also Officers and Directors of Integrity Money Management.

Under the terms of the advisory agreement, Integrity Money Management has agreed to pay all the expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 1.07% of the Fund's average daily net assets on an annual basis up to the amount of the investment advisory and management fee. Integrity Money Management and Integrity Funds Distributor may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. Accordingly, after fee waivers and expense reimbursements, the Fund's actual total annual operating expenses were 1.07% for the year ended July 31, 2008.

Principal underwriter and shareholder services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses". The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the Fund. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $127,697 of distribution fees for the year ended July 31, 2008. The Fund has a payable to Integrity Funds Distributor of $10,311 at July 31, 2008 for distribution fees.

Integrity Fund Services, the transfer agent, provides shareholder services for a variable fee equal to 0.20% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $101,570 of transfer agency fees and expenses for the year ended July 31, 2008. The Fund has a payable to Integrity Fund Services of $8,249 at July 31, 2008 for transfer agency fees. Integrity Fund Services also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $49,422 of accounting service fees for the year ended July 31, 2008. The Fund has a payable to Integrity Fund Services of $4,062 at July 31, 2008 for accounting service fees. Integrity Fund Services also acts as the Fund's administrative services agent for a variable fee equal to 0.125% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses. An additional fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $63,555 of administrative service fees for the year ended July 31, 2008. The Fund has a payable to Integrity Fund Services of $5,155 at July 31, 2008 for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $3,240,873 and $7,245,185, respectively, for the year ended July 31, 2008.

Note 6. INVESTMENT IN SECURITIES

At July 31, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $47,236,821. The net unrealized appreciation of investments based on the cost was $648,101, which is comprised of $939,573 aggregate gross unrealized appreciation and $291,472 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

Note 7. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. The standard is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.

In accordance with the provisions of SFAS No. 157, the Fund adopted this standard during the current fiscal year. The implementation of the standard did not impact the amounts reported in the financial statements.

In March 2008, FASB issued SFAS No. 161 Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. The standard is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statement disclosures.

Financial Highlights July 31, 2008

Selected per share data and ratios for the periods indicated

	For The Year Ended July 31, 2008	For The Year Ended July 31, 2007	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005	For The Year Ended July 30, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$10.54	$10.62	$10.57	$10.93	$11.19

Income from Investment Operations:
Net investment income (loss)	$.40	$.40	$.41	$.38	$.45
Net realized and unrealized gain (loss) on investment and futures transactions	(.10)	(.08)	.05	(.36)	(.26)
Total Income (Loss) From Investment Operations	$.30	$.32	$.46	$.02	$.19

Less Distributions:
Dividends from net investment income	$(.40)	$(.40)	$(.41)	$(.38)	$(.45)
Distributions from net realized gains	.00	.00	.00	.00	.00
Total Distributions	$(.40)	$(.40)	$(.41)	$(.38)	$(.45)

NET ASSET VALUE, END OF PERIOD	$10.44	$10.54	$10.62	$10.57	$10.93

Total Return	2.90%(A)	3.06%(A)	4.39%(A)	0.22%(A)	1.71%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$48,587	$52,996	$59,093	$67,470	$78,478
Ratio of net expenses (after expense assumption) to average net assets	1.07%(B)	1.07%(B)	1.03%(B)	0.97%(B)	0.95%(B)
Ratio of net investment income to average net assets	3.81%	3.77%	3.82%	3.56%	4.05%
Portfolio turnover rate	6.52%	4.77%	12.31%	44.85%	17.29%

(A) Excludes maximum sales charge of 4.25%.

(B) During the periods indicated above, Integrity Money Management assumed and/or waived expenses of $147,515, $106,719, $79,585, $130,764, and $127,695, respectively. If the expenses had not been assumed and/or waived, the annualized ratio of total expenses to average net assets would have been 1.36%, 1.26%, 1.15%, 1.15%, and 1.10%, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Tax Information for the Year Ended July 31, 2008 (Unaudited)

We are required to advise you within 60 days of the Fund's fiscal year regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Fund were earned from the following sources:

		Dividends and Distributions Per Share
To Shareholders of Record	Payment Date	From Net Investment Income	From Net Realized Short-Term Gains	From Net Realized Long-Term Gains
August 31, 2007	August 31, 2007	$.033666	.0	.0
September 28, 2007	September 28, 2007	$.031289	.0	.0
October 31, 2007	October 31, 2007	$.035237	.0	.0
November 30, 2007	November 30, 2007	$.033453	.0	.0
December 31, 2007	December 31, 20007	$.033548	.0	.0
January 31, 2008	January 31, 2008	$.033629	.0	.0
February 29, 2008	February 29, 2008	$.033481	.0	.0
March 31, 2008	March 31, 2008	$.033777	.0	.0
April 30, 2008	April 30, 2008	$.033732	.0	.0
May 30, 2008	May 30, 2008	$.033610	.0	.0
June 30, 2008	June 30, 2008	$.033593	.0	.0
July 31, 2008	July 31, 2008	$.033515	.0	.0

Shareholders should consult their tax advisors.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of the Kansas Municipal Fund

We have audited the accompanying statement of assets and liabilities of the Kansas Municipal Fund (one of the portfolios constituting the Integrity Managed Portfolios), including the schedule of investments as of July 31, 2008, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2008 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Kansas Municipal Fund of the Integrity Managed Portfolios as of July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.

Minot, North Dakota USA

September 12, 2008

Dear Shareholder:

Enclosed is the annual report of the Kansas Insured Intermediate Fund (the "Fund") for the year ended July 31, 2008. The Fund's portfolio and related financial statements are presented within for your review.

As we end the year, what one might have thought was an uneventful year was much the opposite.

First, interest rates spiked higher early in June as Federal Reserve Chairman Ben Bernanke voiced concern about inflation and the slumping dollar. However, a string of weak economic reports in the last part of June (consumer confidence plunged to its lowest level since 1992) along with more losses and downgrades in the banking sector, reduced corporate earnings expectations as well as higher energy prices have encouraged market participants to dump stocks in favor of low-risk government bonds, sending the 10-year treasury to 3.95%

Second, while the market likes to talk about light at the end of the tunnel, unfortunately in these days of financial turmoil we can never be sure whether it is light from the other side or another freight train coming. Most recently, Fannie Mae and Freddie Mac who own or guarantee nearly half of the $12 trillion mortgage market have seen their company stocks fall 75-80% year-to-date, as the worst housing downturn since the Great Depression impacted expected solvency levels.

Municipals on the other hand didn't fare any better as a number of the secondary insurers saw significant downgrades of their ratings, the collapse of major financial institution Bear Stearns and the exit of UBS from the municipal bond market.

The secondary insurers of municipal debt are in turmoil as a number of the insurance companies are in dire straits. Many bond professionals and investors, who in the past treated all insured bonds equal from a credit perspective, now understand the importance of the underlying credit, the purpose of the debt issued, and its commitment to pay. Currently there are three insurers of municipal debt that have AAA ratings from all three rating agencies and two of those three insurers are on Credit Watch for possible downgrade.

The bonds owned by the Fund that have their insurers downgraded tend to be of very high quality. Insurance companies tend to insure municipal bonds that are mostly in the "A" category and above. If an insured bond defaults, the insurance company is only liable for the interest and principal payments due. They are not required to pay off the entire bond issue.

These events have created great uncertainty and with that, opportunity. It is now a buyers market as high quality municipals are yielding in many instances, yields higher than taxable treasuries of similar maturities. Clearly there will be price rallies and price sell offs in the months ahead, but the underlying tone for tax-free municipals is bullish.

The Kansas Insured Intermediate Fund began the period at $10.87 and ended the period at $10.94 for a total return of 4.62%*. This compares to the Lehman Brothers Municipal Seven-Year Maturity Bond Index return of 5.83%.

We are pleased to report that Lipper Reporting Service has ranked the Kansas Insured Intermediate Fund the number one fund for the reporting period ended December 31, 2007 in the Insured Municipal Debt Fund category.

The Fund's yearly overall performance can be attributed to its defensive portfolio, with an average maturity of 8.2 years and an average maturity to the first call date of 3.2 years. That, along with an average portfolio coupon of 5.09% helps relative performance in volatile environments.

An important part of the Fund's strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues. Some purchases made throughout the year include: Leavenworth County Schools, 4.50% coupon, due 2028; Butler County Schools, 5.25% coupon, due 2021; Cowley County Schools, 4.75% coupon, due 2023; and Sedgwick County Schools, 5.00% coupon, due 2018.

Portfolio quality at year-end was as follows: AAA 54.8%, AA 33.2%, A 9.8%, and NR 2.2%.

Income exempt from federal and Kansas state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, visit the Fund's website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Integrity Mutual Funds, Inc. ("Integrity Mutual Funds"). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges ("CDSCs"), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

July 31, 2008 (Unaudited)

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent twelve-month period ended June 30 is available through the Fund's website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering, Analysis, and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090. You may also access this information from the Fund's website at www.integrityfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

All inquiries regarding the Fund should be directed to:

Integrity Funds Distributor, Inc.

1 Main Street North

Minot, ND 58703

Phone: 800-276-1262

All inquiries regarding account information should be directed to:

Integrity Fund Services, Inc.

P.O. Box 759

Minot, ND 58702

Phone: 800-601-5593

To reduce expenses, the Fund may only mail one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call Integrity Funds Distributor, Inc. ("Integrity Funds Distributor") at 800-276-1262 (or contact your financial institution). Individual copies will be sent thirty days after receiving your request.

Terms & Definitions July 31, 2008 (Unaudited)

Appreciation

Increase in the value of an asset

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by a fund on an annual basis assuming all distributions are reinvested

Coupon Rate or Face Rate

Rate of interest payable annually based on the face amount of the bond; expressed as a percentage

Depreciation

Decrease in the value of an asset

Lehman Brothers Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market; the index does not take into account brokerage commissions or other costs, may include bonds different from those in the Fund, and may pose different risks than the Fund

Market Value

Actual (or estimated) price at which a bond trades in the marketplace

Maturity

A measure of the term or life of a bond in years; when a bond "matures", the issuer repays the principal

Net Asset Value

The value of all of a fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond's creditworthiness; "AAA," "AA," "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in a fund's portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

July 31, 2008 (Unaudited)

COMPOSITION

Portfolio Quality Ratings

(Based on total long-term investments)

AAA	54.8%
AA	33.2%
A	9.8%
NR	2.2%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent ratings services such as Moody's Investors Services ("Moody's") and Standard & Poor's Ratings Group ("S&P"). Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. ("Integrity Money Management"), the Fund's investment adviser.

These percentages are subject to change.

Portfolio Market Sectors

(As a percentage of Net Assets)

S—School	33.4%
H—Housing	21.2%
HC—Health Care	11.5%
T—Transportation	10.5%
W/S—Water/Sewer	10.5%
U—Utilities	5.8%
O—Other	3.9%
G—Government	3.2%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are subject to change.

July 31, 2008 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs:

•	transaction costs:	sales charges (loads), redemption fees, and exchange fees
•	ongoing costs:	management fees, distribution (12b-1) fees, and other Fund expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 31, 2008 to July 31, 2008.

The example illustrates the Fund's costs in two ways:

Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/31/08	Ending Account Value 07/31/08	Expenses Paid During Period*
Actual	$1,000.00	$1,006.33	$3.76

Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$3.79

*Expenses are equal to the annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 180/360 days. The Fund's ending account value on the first line in the table is based on its actual total return of 0.63% for the six-month period of January 31, 2008 to July 31, 2008.

July 31, 2008 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending July 31, 2008
Kansas Insured Intermediate Fund	1 year	3 year	5 year	10 year	Since Inception (November 23, 1992)
Without Sales Charge	4.62%	4.01%	2.70%	3.14%	3.91%
With Sales Charge (2.75%)	1.71%	3.04%	2.12%	2.85%	3.73%

Lehman Brothers Municipal Seven-Year Maturity Bond Index	1 year	3 year	5 year	10 year	Since Inception (November 23, 1992)
	5.83%	3.96%	4.08%	4.83%	5.41%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

July 31, 2008 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Fund and the Lehman Brothers Municipal Seven-Year Maturity Bond Index

	Kansas Insured Intermediate Fund without Sales Charge	Kansas Insured Intermediate Fund with Maximum Sales Charge	Lehman Brothers Municipal Seven-Year Maturity Bond Index
7/31/98	$10,000	$9,726	$10,000
1999	$10,370	$10,086	$10,329
2000	$10,594	$10,304	$10,803
2001	$11,307	$10,997	$11,794
2002	$11,772	$11,450	$12,635
2003	$11,921	$11,594	$13,122
2004	$12,196	$11,862	$13,719
2005	$12,105	$11,774	$14,262
2006	$12,597	$12,252	$14,568
2007	$13,018	$12,662	$15,142
7/31/08	$13,619	$13,246	$16,024

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers Municipal Seven-Year Maturity Bond Index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Kansas municipal bonds. The Fund's total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

July 31, 2008 (Unaudited)

MANAGEMENT OF THE FUND

The Board of the Fund consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with Integrity Money Management or any of its affiliates; these are the "Independent" Trustees. Two of the remaining three Trustees and/or Officers are "interested" by virtue of their affiliation with Integrity Money Management and/or its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee, and other Directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX(1)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 2405 11th Ave. NW Minot, ND 58703 56	Trustee	Indefinite Since January 2006	12

Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, The Integrity Funds (since January 2006).

					Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave.SW Minot, ND 58701 73	Trustee	Indefinite Since January 1996	12

Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., (since April 2005); Trustee, The Integrity Funds (since June 2003).

					First Western Bank & Trust
R. James Maxson 1 N. Main St. Minot, ND 58703 60	Trustee	Indefinite Since January 1999	12

Attorney, Maxson Law Office (since November 2002); Director, South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999); and Trustee, The Integrity Funds (since June 2003).

					Vincent United Methodist Foundation Minot Area Development Corporation

(1) The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds.

Trustees and Officers of the Fund serve until their resignation, removal, or retirement.

The Statement of Additional Information ("SAI") contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

The Interested Trustees and Officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee, and other Directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE AND OFFICER

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX(1)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad(2)(3) 1 N. Main St. Minot, ND 58703 63	Trustee, Chairman, Interim President	Indefinite Since January 1996	12

Director (Sept. 1987 to Feb. 2007), CEO (Sept. 2001 to Feb. 2007), Integrity Mutual Funds; Director, President, and Treasurer, (Aug. 1988 to Feb. 2007), Integrity Money Management; Director, President, and Treasurer (Aug. 1988 to Sept. 2004), ND Capital, Inc.; Director, President, and Treasurer (May 1989 to Feb. 2007), Integrity Fund Services, Inc.; Director, President, CEO, and Treasurer (Jan. 1996 to Aug. 2003), Integrity Funds Distributor, Inc.; Director, CEO, Chairman, (Jan. 2002 to Feb. 2007) and President (Sept. 2002 to Dec. 2004), Capital Financial Services, Inc.; Director and President (April 1994 to June 2004), South Dakota Tax-Free Fund, Inc.; President (Jan. 1996 to July 2007) and (since March 2008) Integrity Managed Portfolios, (May 2003 to July 2007) and (since March 2008) The Integrity Funds, (Jan. 1995 to July 2007) and (since March 2008) Integrity Fund of Funds, Inc., (Jan. 1989 to July 2007) and (since March 2008) ND Tax-Free Fund, Inc., (Aug. 1993 to July 2007) and (since March 2008) Montana Tax-Free Fund, Inc.; Director and Chairman Montana Tax-Free Fund, Inc. (since May 1993), Integrity Fund of Funds, Inc. (since Aug. 1994), and ND Tax Free Fund, Inc. (since Oct. 1988); Trustee, Chairman, (since January 1996) and Treasurer (January 1996 to May 2004), Integrity Managed Portfolios; Trustee and Chairman (since June 2003), The Integrity Funds.

					Minot Park Board

OFFICERS

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX(1)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Peter A. Quist 1 N. Main St. Minot, ND 58703 74	Vice President, Secretary	Indefinite Since January 1996	3

Attorney; Director and Vice President, Integrity Mutual Funds; Director, Vice President, and Secretary, Integrity Money Management, ND Capital, Inc. (August 1988 to August 2006), Integrity Fund Services, Inc., and Integrity Funds Distributor; Director, Vice President, and Secretary, South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Montana Tax-Free Fund, Inc. (since May 1993), Integrity Fund of Funds, Inc. (since Aug. 1994), and ND Tax Free Fund, Inc. (since Oct. 1988); Vice President and Secretary, The Integrity Funds (since June 2003).

None
Adam C. Forthun 1 N. Main St. Minot, ND 58703 32	Treasurer	Indefinite Since May 2008	N/A

Fund Accountant (May 2003 to October 2005), Fund Accounting Supervisor (October 2005 to March 2008), Fund Accounting Manager (since March 2008), Integrity Fund Services, Inc.; Treasurer (since May 2008), Integrity Managed Portfolios, The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 37	Mutual Fund Chief Compliance Officer	Indefinite Since October 2005	N/A

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005), Integrity Managed Portfolios, The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None

(1) The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds.

(2) Trustees and/or Officers who are "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Mr. Quist is an interested person by virtue of being an Officer and Director of the Fund's investment adviser and principal underwriter. Mr. Walstad is an interested person by virtue of being an Officer of the Fund and a shareholder of Integrity Mutual Funds.

(3) Effective February 29, 2008, Mark R. Anderson resigned as President of the Fund, and effective March 4, 2008, Mr. Walstad succeeded Mr. Anderson as Interim President of the Fund. Mr. Walstad is also a Trustee and Chairman of the Fund.

Trustees and Officers of the Fund serve until their resignation, removal, or retirement.

The SAI contains more information about the Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

Schedule of Investments July 31, 2008

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating (Unaudited) Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

KANSAS MUNICIPAL BONDS (96.2%)
Butler Cty., KS (Circle) USD #375 FSA	Aaa/NR	5.000%	09/01/2013	$250,000	$258,718
Butler Cty., KS USD#402 Assured GTY	Aaa/NR	5.250	09/01/2021	250,000	266,617
#Chisholm Creek Util. Auth. (Bel Aire & Park City, KS Pj.) MBIA	A/NR	5.250	09/01/2016	770,000	837,421
Cowley County, KS USD# 470 FSA	NR/AAA	4.750	09/01/2023	100,000	101,477
Cowley Cty., KS USD #465 (Winfield) MBIA	A/AA	5.250	10/01/2014	140,000	152,202
Dodge, KS USD #443 Unltd. General Obligation FSA	Aaa/AAA	5.750	09/01/2013	100,000	104,464
Harvey County KS MBIA	A/NR	4.000	09/01/2018	250,000	247,495
Johnson Cty., KS Community College Student Commons & Parking AMBAC	Aa-3/AA+	5.000	11/15/2019	235,000	246,327
Johnson Cty., KS USD #232 (Desoto) FSA	Aaa/NR	5.000	09/01/2015	100,000	109,120
Kansas City, KS Util. Syst. Ref. & Impvt. AMBAC	Aa-3/AA	6.300	09/01/2016	200,000	200,042
KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) AMBAC	Aa-3/AA	5.500	12/01/2013	375,000	393,214
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. MBIA	A/AA	6.400	01/01/2024	255,000	255,000
KS Devl. Finance Auth. (Wichita Univ.) AMBAC	Aa-3/AA	5.900	04/01/2015	305,000	319,969
KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	05/01/2011	380,000	383,371
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	A/AA	5.000	10/01/2017	250,000	263,360
KS Devl. Finance Auth. (State of KS Projects) MBIA	Aa/AA	4.100	05/01/2019	250,000	248,850
KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg. Rev. FNMA	NR/AAA	5.700	12/01/2009	170,000	170,425
*KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	A/AA	5.750	11/15/2012	595,000	644,135
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/2024	200,000	206,734
Kingman Cty., KS USD #331 FGIC	NR/NR	5.500	10/01/2012	250,000	265,280
Leavenworth Cty., KS USD# 458 FSA	NR/AAA	4.500	09/01/2028	250,000	239,017
*Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.000	10/01/2014	605,000	605,587
#Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.180	10/01/2023	445,000	431,107
Morton Cty., KS USD #217 FSA	Aaa/AAA	4.000	09/01/2010	100,000	100,053
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.250	11/01/2012	445,000	445,196
Saline Cty., KS USD #305 (Salina) G.O. Ref. FSA	Aaa/NR	5.500	09/01/2015	190,000	204,064
Sedgwick County KS UNI School Dist. # 262 Assumed Guaranty	NR/AAA	5.000	09/01/2018	100,000	107,608
Sedgwick Cty., KS USD #265 (Goddard) Assured GTY	Aaa/NR	4.500	10/01/2026	250,000	245,165
Shawnee Cty., KS USD #437 (Auburn-Washburn) G.O. Ref. FSA	Aaa/NR	5.000	09/01/2014	485,000	513,896
*Shawnee, KS Multifamily Hsg. (Thomasbrooks Apts.) Rev. FNMA COL.	NR/AAA	5.250	10/01/2014	185,000	187,076
*University of Kansas Hosp. Auth. AMBAC	Aa-3/AAA	5.500	09/01/2015	750,000	779,580
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	Aa-3/AA	5.350	07/01/2011	105,000	108,353
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	Aa-3/NR	5.000	07/01/2019	255,000	269,851
Wichita, KS GO AMBAC	Aa/AA+	4.500	09/01/2022	150,000	148,988
Wichita, KS GO AMBAC	Aa/AA+	4.750	09/01/2027	180,000	179,003
# Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.375	07/01/2010	200,000	200,670
*Wichita, KS Multifamily Hsg. (Cimarron Apartments) FNMA	NR/AAA	5.250	10/01/2012	320,000	320,294
Wichita, KS Water & Sewer Util. Rev. FGIC	A-1/NR	5.250	10/01/2014	75,000	81,020
Wyandotte Cty, KS. GO FSA	Aaa/AAA	5.000	08/01/2025	250,000	256,373
#Wyandotte Cty., KS City, KS Gov't. Util. Syst. Rev. MBIA	A-1/AA	5.125	09/01/2013	500,000	514,585
Wyandotte Cty., KS USD #500 G.O. FSA	Aaa/AAA	5.250	09/01/2013	250,000	273,915

TOTAL KANSAS MUNICIPAL BONDS (COST: $11,644,968)					$11,885,622

SHORT-TERM SECURITIES (3.1%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $379,350)				379,350	$379,350

TOTAL INVESTMENTS IN SECURITIES (COST: $12,024,318)					$12,264,972
OTHER ASSETS LESS LIABILITIES					95,163

NET ASSETS					$12,360,135

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

#Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—	quoted prices in active markets for identical securities
Level 2—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3—	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2008:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$379,350
Level 2—Other Significant Observable Inputs	11,885,622
Level 3—Significant Unobservable Inputs	—
Total	$12,264,972

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2008

Statement of Assets and Liabilities

July 31, 2008

ASSETS
Investments in securities, at value (cost: $12,024,318)	$12,264,972
Accrued interest receivable	195,638
Accrued dividends receivable	628
Receivable from manager	4,837
Prepaid expenses	1,237
Total Assets	$12,467,312

LIABILITIES
Disbursements in excess of demand deposit cash	$45,312
Dividends payable	39,360
Accrued expenses	15,738
Payable to affiliates	6,767
Total Liabilities	$107,177

NET ASSETS	$12,360,135

Net assets are represented by:
Paid-in capital	$13,434,203
Accumulated undistributed net realized gain (loss) on investments and futures	(1,315,125)
Accumulated undistributed net investment income (loss)	403
Unrealized appreciation (depreciation) on investments	240,654
Total amount representing net assets applicable to 1,129,930 outstanding shares of no par common stock (unlimited shares authorized)	$12,360,135

Net asset value per share	$10.94

Public offering price (based on sales charge of 2.75%)	$11.25

The accompanying notes are an integral part of these financial statements.

>Financial Statements July 31, 2008

Statement of Operations

For the year ended July 31, 2008

INVESTMENT INCOME
Interest	$511,429
Dividends	15,562
Total Investment Income	$526,991

EXPENSES
Investment advisory fees	$57,110
Administrative service fees	24,001
Transfer agent fees	24,181
Accounting service fees	29,711
Custodian fees	2,673
Professional fees	8,576
Trustees fees	2,354
Insurance expense	273
Reports to shareholders	1,804
Audit fees	6,576
Legal fees	9,031
Transfer agent out-of-pockets	1,163
License, fees, and registrations	1,729
Total Expenses	$169,182
Less expenses waived or absorbed by the Fund's manager	(83,516)
Total Net Expenses	$85,666

NET INVESTMENT INCOME (LOSS)	$441,325

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$1,070
Net change in unrealized appreciation (depreciation) of investments	55,789
Net Realized and Unrealized Gain (Loss) on Investments	$56,859

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$498,184

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2008

Statement of Changes in Net Assets

For the year ended July 31, 2008 and the year ended July 31, 2007

	For The Year Ended July 31, 2008	For The Year Ended July 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$441,325	$475,082
Net realized gain (loss) on investment transactions	1,070	24,918
Net change in unrealized appreciation (depreciation) on investments	55,789	(96,950)
Net Increase (Decrease) in Net Assets Resulting From Operations	$498,184	$403,050

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.42 and $.44 per share, respectively)	$(441,023)	$(474,981)
Distributions from net realized gain on investment transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(441,023)	$(474,981)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$2,265,530	$868,389
Proceeds from reinvested dividends	323,079	313,886
Cost of shares redeemed	(971,748)	(2,842,925)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	$1,616,861	$(1,660,650)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$1,674,022	$(1,732,581)
NET ASSETS, BEGINNING OF PERIOD	10,686,113	12,418,694
NET ASSETS, END OF PERIOD	$12,360,135	$10,686,113

Undistributed Net Investment Income	$402	$101

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements July 31, 2008

Note 1. ORGANIZATION

The Fund is an investment portfolio of Integrity Managed Portfolios (the "Trust") and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. The Trust is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 23, 1992, other than matters relating to organization and registration. On November 23, 1992, the Fund commenced its Public Offering of capital shares.

The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas state income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas municipal securities.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 2.75% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation—Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following:

•	yields or prices of municipal bonds of comparable quality;
•	type of issue, coupon, maturity, and rating;
•	indications as to value from dealers; and
•	general market conditions.

Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities—The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Federal and state income taxes—The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required.

In June 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended July 31, 2004 through July 31, 2008) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements. Interest and penalties related to uncertain tax positions, if any, are classified in the Fund's financial statements as other expense.

The tax character of distributions paid was as follows:

	July 31, 2008	July 31, 2007
Tax-exempt income	$441,023	$474,981
Ordinary income	0	0
Long-term capital gains	0	0
Total	$441,023	$474,981

As of July 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($1,315,125)	$241,057	($1,074,068)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2008 totaling $1,315,125, which may be used to offset capital gains. Any difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to timing differences associated with market discount. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2009	$78,788
2010	$178,976
2011	$209,757
2012	$303,542
2013	$544,062

For the year ended July 31, 2008, the Fund made $48,628 in permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31 and within the tax year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended July 31, 2008, the Fund did not defer to August 1, 2008, any post-October capital losses, post-October currency losses, or post-October passive foreign investment company losses.

Distributions to shareholders—Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts—Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the >United States of America. These differences are primarily due to differing treatments for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts—The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. CAPITAL SHARE TRANSACTIONS

As of July 31, 2008, there were unlimited shares of no par authorized; 1,129,930 and 982,925 shares were outstanding at July 31, 2008 and July 31, 2007, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Year Ended July 31, 2008	For The Year Ended July 31, 2007
Shares sold	206,132	79,386
Shares issued on reinvestment of dividends	29,527	28,663
Shares redeemed	(88,654)	(259,480)
Net increase (decrease)	147,005	(151,431)

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund's investment adviser; Integrity Funds Distributor, the Fund's underwriter; and Integrity Fund Services, Inc. ("Integrity Fund Services"), the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, the Fund's sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. All investment advisory fees were waived for the year ended July 31, 2008. Certain Officers and Trustees of the Fund are also Officers and Directors of Integrity Money Management.

Under the terms of the advisory agreement, Integrity Money Management has agreed to pay all the expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 0.75% of the Fund's average daily net assets on an annual basis. Integrity Money Management may also voluntarily waive fees or reimburse expenses not required under the advisory agreement from time to time. Accordingly, after fee waivers and expense reimbursements, the Fund's actual total annual operating expenses were 0.75% for the year ended July 31, 2008.

Shareholder services

Integrity Fund Services, the transfer agent, provides shareholder services for a variable fee equal to 0.20% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $24,181 of transfer agency fees and expenses for the year ended July 31, 2008. The Fund has a payable to Integrity Fund Services of $2,080 at July 31, 2008 for transfer agency fees. Integrity Fund Services also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $29,711 of accounting service fees for the year ended July 31, 2008. The Fund has a payable to Integrity Fund Services of $2,520 at July 31, 2008 for accounting service fees. Integrity Fund Services also acts as the Fund's administrative services agent for a variable fee equal to 0.125% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses. An additional fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $24,001 of administrative service fees for the year ended July 31, 2008. The Fund has a payable to Integrity Fund Services of $2,000 at July 31, 2008 for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $3,855,920 and $2,355,000, respectively, for the year ended July 31, 2008.

Note 6. INVESTMENT IN SECURITIES

At July 31, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $12,024,318. The net unrealized appreciation of investments based on the cost was $240,654, which is comprised of $275,472 aggregate gross unrealized appreciation and $34,818 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

Note 7. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. The standard is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.

In accordance with the provisions of SFAS No. 157, the Fund adopted this standard during the current fiscal year. The implementation of the standard did not impact the amounts reported in the financial statements.

In March 2008, FASB issued SFAS No. 161 Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. The standard is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statement disclosures.

Financial Highlights July 31, 2008

Selected per share data and ratios for the periods indicated

	For The Year Ended July 31, 2008	For The Year Ended July 31, 2007	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005	For The Year Ended July 30, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$10.87	$10.95	$10.94	$11.44	$11.60

Income from Investment Operations:
Net investment income (loss)	$.42	$.44	$.43	$.42	$.43
Net realized and unrealized gain (loss) on investment and futures transactions	.07	(.08)	.01	(.50)	(.16)
Total Income (Loss) From Investment Operations	$.49	$.36	$.44	$(.08)	$.27

Less Distributions:
Dividends from net investment income	$(.42)	$(.44)	$(.43)	$(.42)	$(.43)
Distributions from net realized gains	.00	.00	.00	.00	.00
Total Distributions	$(.42)	$(.44)	$(.43)	$(.42)	$(.43)

NET ASSET VALUE, END OF PERIOD	$10.94	$10.87	$10.95	$10.94	$11.44

Total Return	4.62%(A)	3.34%(A)	4.06%(A)	(0.75%)(A)	2.31%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$12,360	$10,686	$12,419	$14,480	$16,982
Ratio of net expenses (after expense assumption) to average net assets	0.75%(B)	0.75%(B)	0.75%(B)	0.75%(B)	0.75%(B)
Ratio of net investment income to average net assets	3.86%	4.02%	3.89%	3.71%	3.67%
Portfolio turnover rate	21.80%	9.18%	4.15%	1.81%	4.39%

(A)Excludes maximum sales charge of 2.75%.

(B)During the periods indicated above, Integrity Money Management assumed and/or waived expenses of $83,516, $77,248, $62,295, $57,567, and $58,289, respectively. If the expenses had not been assumed and/or waived, the annualized ratio of total expenses to average net assets would have been 1.48%, 1.40%, 1.23%, 1.10%, and 1.08%, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Tax Information for the Year Ended July 31, 2008 (Unaudited)

We are required to advise you within 60 days of the Fund's fiscal year regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Fund were earned from the following sources:

		Dividends and Distributions Per Share
To Shareholders of Record	Payment Date	From Net Investment Income	From Net Realized Short-Term Gains	From Net Realized Long-Term Gains
August 31, 2007	August 31, 2007	$.037083	.0	.0
September 28, 2007	September 28, 2007	$.034591	.0	.0
October 31, 2007	October 31, 2007	$.038584	.0	.0
November 30, 2007	November 30, 2007	$.034860	.0	.0
December 31, 2007	December 31, 20007	$.035329	.0	.0
January 31, 2008	January 31, 2008	$.035212	.0	.0
February 29, 2008	February 29, 2008	$.035215	.0	.0
March 31, 2008	March 31, 2008	$.035117	.0	.0
April 30, 2008	April 30, 2008	$.035159	.0	.0
May 30, 2008	May 30, 2008	$.034450	.0	.0
June 30, 2008	June 30, 2008	$.034151	.0	.0
July 31, 2008	July 31, 2008	$.034604	.0	.0

Shareholders should consult their tax advisors.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of the Kansas Insured Intermediate Fund

We have audited the accompanying statement of assets and liabilities of the Kansas Insured Intermediate Fund (one of the portfolios constituting the Integrity Managed Portfolios), including the schedule of investments as of July 31, 2008, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2008 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Kansas Insured Intermediate Fund of the Integrity Managed Portfolios as of July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.

Minot, North Dakota USA

September 12, 2008

Dear Shareholder:

Enclosed is the annual report of the Maine Municipal Fund (the "Fund") for the year ended July 31, 2008. The Fund's portfolio and related financial statements are presented within for your review.

As we end the year, what one might have thought was an uneventful year was much the opposite.

First, interest rates spiked higher early in June as Federal Reserve Chairman Ben Bernanke voiced concern about inflation and the slumping dollar. However, a string of weak economic reports in the last part of June (consumer confidence plunged to its lowest level since 1992) along with more losses and downgrades in the banking sector, reduced corporate earnings expectations as well as higher energy prices have encouraged market participants to dump stocks in favor of low-risk government bonds, sending the 10-year treasury to 3.95%

Second, while the market likes to talk about light at the end of the tunnel, unfortunately in these days of financial turmoil we can never be sure whether it is light from the other side or another freight train coming. Most recently, Fannie Mae and Freddie Mac who own or guarantee nearly half of the $12 trillion mortgage market have seen their company stocks fall 75-80% year-to-date, as the worst housing downturn since the Great Depression impacted expected solvency levels.

Municipals on the other hand didn't fare any better as a number of the secondary insurers saw significant downgrades of their ratings, the collapse of major financial institution Bear Stearns and the exit of UBS from the municipal bond market.

The secondary insurers of municipal debt are in turmoil as a number of the insurance companies are in dire straits. Many bond professionals and investors, who in the past treated all insured bonds equal from a credit perspective, now understand the importance of the underlying credit, the purpose of the debt issued, and its commitment to pay. Currently there are three insurers of municipal debt that have AAA ratings from all three rating agencies and two of those three insurers are on Credit Watch for possible downgrade.

These events have created great uncertainty and with that, opportunity. It is now a buyers market as high quality municipals are yielding in many instances, yields higher than taxable treasuries of similar maturities. Clearly there will be price rallies and price sell offs in the months ahead, but the underlying tone for tax-free municipals is bullish.

The Maine Municipal Fund began the period at $10.45 and ended the period at $10.44 for a total return of 3.43%*. This compares to the Lehman Brothers Municipal Bond Index return of 2.84%.

The Fund's yearly overall performance can be attributed to its defensive portfolio, with an average maturity of 12.4 years and an average maturity to the first call date of 4.3 years. That, along with an average portfolio coupon of 5.15% helps relative performance in volatile environments.

An important part of the Fund's strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues. Some purchases made throughout the year include: Westbrook General Obligation, 3.25% coupon, due 2009; Maine Health & Higher Ed, 5.00% coupon, due 2022; Windham General Obligation, 3.125% coupon, due 2010; and Lewistown General Obligation, 4.50% coupon, due 2025.

Portfolio quality at year-end was as follows: AAA 42.5%, AA 40.9%, A 16.1% and BBB 0.5%.

Income exempt from federal and Maine state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, visit the Fund's website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery
Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Integrity Mutual Funds, Inc. ("Integrity Mutual Funds"). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges ("CDSCs"), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

July 31, 2008 (Unaudited)

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent twelve-month period ended June 30 is available through the Fund's website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering, Analysis, and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090. You may also access this information from the Fund's website at www.integrityfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

All inquiries regarding the Fund should be directed to:

Integrity Funds Distributor, Inc.
1 Main Street North
Minot, ND 58703
Phone: 800-276-1262

All inquiries regarding account information should be directed to:

Integrity Fund Services, Inc.
P.O. Box 759
Minot, ND 58702
Phone: 800-601-5593

To reduce expenses, the Fund may only mail one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call Integrity Funds Distributor, Inc. ("Integrity Funds Distributor") at 800-276-1262 (or contact your financial institution). Individual copies will be sent thirty days after receiving your request.

Terms & Definitions July 31, 2008 (Unaudited)

Appreciation

Increase in the value of an asset

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by a fund on an annual basis assuming all distributions are reinvested

Coupon Rate or Face Rate

Rate of interest payable annually based on the face amount of the bond; expressed as a percentage

Depreciation

Decrease in the value of an asset

Lehman Brothers Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market; the index does not take into account brokerage commissions or other costs, may include bonds different from those in the Fund, and may pose different risks than the Fund

Market Value

Actual (or estimated) price at which a bond trades in the marketplace

Maturity

A measure of the term or life of a bond in years; when a bond "matures", the issuer repays the principal

Net Asset Value

The value of all of a fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond's creditworthiness; "AAA," "AA," "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in a fund's portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

July 31, 2008 (Unaudited)

COMPOSITION

Portfolio Quality Ratings
(Based on total long-term investments)

AAA	42.5%
AA	40.9%
A	16.1%
BBB	0.5%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent ratings services such as Moody's Investors Services and Standard & Poor's Ratings Group. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. ("Integrity Money Management"), the Fund's investment adviser.

These percentages are subject to change.

Portfolio Market Sectors
(As a percentage of Net Assets)

T—Transportation	35.2%
I—Industrial	21.0%
G—Government	14.8%
H—Health	8.0%
O—Other	7.4%
S—School	5.5%
U—Utilities	4.3%
W/S—Water/Sewer	3.8%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are subject to change.

July 31, 2008 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs:

•	transaction costs:	sales charges (loads), redemption fees, and exchange fees
•	ongoing costs:	management fees, distribution (12b-1) fees, and other Fund expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 31, 2008 to July 31, 2008.

The example illustrates the Fund's costs in two ways:

Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/31/08	Ending Account Value 07/31/08	Expenses Paid During Period*
Actual	$1,000.00	$987.19	$5.32

Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.34

*Expenses are equal to the annualized expense ratio of 1.07%, multiplied by the average account value over the period, multiplied by 180/360 days. The Fund's ending account value on the first line in the table is based on its actual total return of (1.28%) for the six-month period of January 31, 2008 to July 31, 2008.

July 31, 2008 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending July 31, 2008
Maine Municipal Fund	1 year	3 year	5 year	10 year	Since Inception (December 5, 1991)
Without Sales Charge	3.43%	3.48%	2.71%	3.53%	4.79%
With Sales Charge (4.25%)	(0.94%)	2.00%	1.83%	3.08%	4.52%

Lehman Brothers Municipal Bond Index	1 year	3 year	5 year	10 year	Since Inception (December 5, 1991)
	2.84%	3.22%	4.35%	4.92%	5.99%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

The Fund's performance prior to December 19, 2003 was achieved while the Fund was managed by another investment adviser that used different investment strategies and techniques, which may have produced different investment results than those achieved by the current investment adviser. Forum Investment Advisors, LLC served as investment adviser to the Fund until December 19, 2003.

July 31, 2008 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Fund and the Lehman Brothers Municipal Bond Index

	Maine Municipal Fund without Sales Charge	Maine Municipal Fund with Maximum Sales Charge	Lehman Brothers Municipal Bond Index
7/31/98	$10,000	$9,575	$10,000
1999	$10,267	$9,832	$10,288
2000	$10,659	$10,206	$10,732
2001	$11,504	$11,016	$11,815
2002	$12,099	$11,585	$12,608
2003	$12,369	$11,844	$13,061
2004	$12,858	$12,312	$13,816
2005	$12,762	$12,221	$14,695
2006	$13,288	$12,724	$15,071
2007	$13,672	$13,091	$15,713
7/31/08	$14,140	$13,540	$16,160

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers Municipal Bond Index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Maine municipal bonds. The Fund's total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

July 31, 2008 (Unaudited)

MANAGEMENT OF THE FUND

The Board of the Fund consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with Integrity Money Management or any of its affiliates; these are the "Independent" Trustees. Two of the remaining three Trustees and/or Officers are "interested" by virtue of their affiliation with Integrity Money Management and/or its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee, and other Directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX(1)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 2405 11th Ave. NW Minot, ND 58703 56	Trustee	Indefinite Since January 2006	12

Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, The Integrity Funds (since January 2006).

					Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 73	Trustee	Indefinite Since January 1996	12

Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., (since April 2005); Trustee, The Integrity Funds (since June 2003).

					First Western Bank & Trust
R. James Maxson 1 N. Main St. Minot, ND 58701 60	Trustee	Indefinite Since January 1999	12

Attorney, Maxson Law Office (since November 2002); Director, South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999); and Trustee, The Integrity Funds (since June 2003).

					Vincent United Methodist Foundation Minot Area Development Corporation

(1) The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal, or retirement.

The Statement of Additional Information ("SAI") contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

The Interested Trustees and Officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee, and other Directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE AND OFFICER

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX(1)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad(2)(3) 1 N. Main St. Minot, ND 58703 63	Trustee, Chairman, Interim President	Indefinite Since January 1996	12

Director (Sept. 1987 to Feb. 2007), CEO (Sept. 2001 to Feb. 2007), Integrity Mutual Funds; Director, President, and Treasurer, (Aug. 1988 to Feb. 2007), Integrity Money Management; Director, President, and Treasurer (Aug. 1988 to Sept. 2004), ND Capital, Inc.; Director, President, and Treasurer (May 1989 to Feb. 2007), Integrity Fund Services, Inc.; Director, President, CEO, and Treasurer, (Jan. 1996 to Aug. 2003), Integrity Funds Distributor, Inc.; Director, CEO, Chairman, (Jan. 2002 to Feb. 2007) and President (Sept. 2002 to Dec. 2004), Capital Financial Services, Inc.; Director and President, (April 1994 to June 2004) South Dakota Tax-Free Fund, Inc.; President (Jan. 1996 to July 2007) and (since March 2008) Integrity Managed Portfolios, (May 2003 to July 2007) and (since March 2008) The Integrity Funds, (Jan. 1995 to July 2007) and (since March 2008) Integrity Fund of Funds, Inc., (Jan. 1989 to July 2007) and (since March 2008) ND Tax-Free Fund, Inc., (Aug. 1993 to July 2007) and (since March 2008) Montana Tax-Free Fund, Inc.; Director and Chairman Montana Tax-Free Fund, Inc. (since May 1993), Integrity Fund of Funds, Inc. (since Aug. 1994), and ND Tax Free Fund, Inc. (since Oct. 1988); Trustee, Chairman, (since January 1996) and Treasurer (January 1996 to May 2004), Integrity Managed Portfolios; Trustee and Chairman (since June 2003), The Integrity Funds.

					Minot Park Board

OFFICERS

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX(1)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Peter A. Quist 1 N. Main St. Minot, ND 58703 74	Vice President, Secretary	Indefinite Since January 1996	3

Attorney; Director and Vice President, Integrity Mutual Funds; Director, Vice President, and Secretary, Integrity Money Management, ND Capital, Inc. (August 1988 to August 2006), Integrity Fund Services, Inc., and Integrity Funds Distributor; Director, Vice President, and Secretary, South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Montana Tax-Free Fund, Inc. (since May 1993), Integrity Fund of Funds, Inc. (since Aug. 1994), and ND Tax Free Fund, Inc. (since Oct. 1988); Vice President and Secretary, The Integrity Funds (since June 2003).

None
Adam C. Forthun 1 N. Main St. Minot, ND 58703 32	Treasurer	Indefinite Since May 2008	N/A

Fund Accountant (May 2003 to October 2005), Fund Accounting Supervisor (October 2005 to March 2008), Fund Accounting Manager (since March 2008), Integrity Fund Services, Inc.; Treasurer (since May 2008), Integrity Managed Portfolios, The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 37	Mutual Fund Chief Compliance Officer	Indefinite Since October 2005	N/A

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005), Integrity Managed Portfolios, The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None

(1) The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds.

(2) Trustees and/or Officers who are "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Mr. Quist is an interested person by virtue of being an Officer and Director of the Fund's investment adviser and principal underwriter. Mr. Walstad is an interested person by virtue of being an Officer of the Fund and a shareholder of Integrity Mutual Funds.

(3) Effective February 29, 2008, Mark R. Anderson resigned as President of the Fund, and effective March 4, 2008, Mr. Walstad succeeded Mr. Anderson as Interim President of the Fund. Mr. Walstad is also a Trustee and Chairman of the Fund.

Trustees and Officers of the Fund serve until their resignation, removal, or retirement.

The SAI contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

Schedule of Investments July 31, 2008

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating (Unaudited) Moody's S&P	Coupon Rate	Maturity	Principal Amount	Market Value

MAINE MUNICIPAL BONDS (76.7%)
Bar Harbor, ME	A-1/NR	6.450%	06/01/2009	$75,000	$77,780
Bath, ME	A-3/NR	7.500	12/01/2008	20,000	20,364
Brewer, ME	A/A	4.600	11/01/2017	210,000	220,090
Freeport, ME	Aa-3/AA	7.250	09/01/2010	20,000	21,989
Gorham, ME Unlimited Tax G.O. MBIA	A-1/NR	4.300	02/01/2023	155,000	157,063
Gorham, ME Unlimited Tax G.O. MBIA	A-1/NR	4.350	02/01/2024	155,000	157,210
Houlton, ME Water District MBIA	A/NR	4.600	05/01/2014	100,000	101,970
Kennebec, ME Regl. Dev.	Baa-1/NR	5.500	08/01/2014	75,000	78,989
#Kennebec, ME Water District FSA	Aaa/NR	5.125	12/01/2021	500,000	506,040
Kittery, ME	A-1/AA	5.200	01/01/2009	25,000	25,278
Lewiston, ME G.O. FSA	Aaa/NR	5.000	04/01/2022	500,000	524,320
Lewiston, ME G.O. FSA	Aaa/NR	5.000	04/01/2024	250,000	261,645
Lewiston, ME G.O. FSA	Aaa/NR	4.500	01/15/2025	200,000	200,358
Maine Governmental Facs. Auth Lease MBIA	A-1/AA	5.375	10/01/2016	250,000	266,445
Maine Governmental Facs. Auth Lease Rent Rev.	Aaa/AAA	5.000	10/01/2023	125,000	129,417
Maine Health & Higher Educ. Facs. Auth. (Bates College) FSA	Aaa/AAA	5.250	07/01/2011	25,000	25,173
*Maine Health & Higher Educ. Facs. Auth. (Blue Hill Mem. Hosp) FSA	Aaa/AAA	5.250	07/01/2010	410,000	415,117
Maine Health & Higher Educ. Facs. Auth.	Aaa/NR	6.000	10/01/2013	195,000	217,550
Maine Health & Higher Educ. (University Systems) MBIA	Aa-3/NR	5.000	07/01/2023	200,000	207,872
Maine Health & Higher Educ. Facs. Auth. Rev. AMBAC	Aa-3/AA	7.300	05/01/2014	5,000	5,000
Maine Health & Higher Educ. Facs. Rev. AMBAC	Aa-3/NR	5.000	07/01/2022	250,000	255,308
Maine Health & Higher Educ. Auth. (Maine Maritime Academy) MBIA	Aa-3/NR	5.000	07/01/2025	340,000	351,852
*Maine Municipal Bond Bank MBIA	Aa-1/AAA	5.625	11/01/2016	1,000,000	1,076,710
Maine Municipal Bond Bank (Sewer & Water) Rev.	Aaa/AAA	4.900	11/01/2024	100,000	103,905
Maine State (Highway)	Aa-3/AA	5.000	06/15/2011	200,000	212,446
*Maine State Turnpike Auth. Rev. FGIC	Aa-3/A+	5.750	07/01/2028	750,000	807,383
Maine State Turnpike Auth.	Aa-3/AA	5.000	07/01/2033	450,000	452,138
Portland, ME	Aa/AA	5.000	09/01/2013	60,000	63,512
#Portland, ME Airport Rev. FSA	Aaa/AAA	5.000	07/01/2032	500,000	498,650
Scarborough, ME G.O. MBIA	Aa-3/AA	4.400	11/01/2031	250,000	231,360
Scarborough, ME G.O. MBIA	Aa-3/AA	4.400	11/01/2032	480,000	442,766
#Skowhegan, ME Pollution Ctl. Rev. (Scott Paper Co. Prj.)	A/A+	5.900	11/01/2013	1,465,000	1,465,000
South Portland, ME	Aa-1/NR	5.800	09/01/2008	150,000	150,532
South Portland, ME	Aa-1/NR	5.800	09/01/2011	40,000	43,695
University of Maine System Rev. AMBAC	Aa-3/AA	5.000	03/01/2024	100,000	101,277
#University of Maine System Rev. MBIA	A/AA	4.750	03/01/2037	550,000	531,954
Westbrook, ME G.O. MBIA	A/AA	3.250	10/15/2009	195,000	197,980
Westbrook, ME G.O. FGIC	NR/A+	4.250	10/15/2020	180,000	181,748
Windham, ME G.O. AMBAC	Aa-3/AA	3.125	11/01/2010	100,000	101,250
Windham, ME G.O. AMBAC	Aa-3/AA	4.000	11/01/2014	415,000	427,952
Yarmouth, ME AMBAC	Aa-3/NR	5.250	11/15/2009	250,000	260,653
#Yarmouth, ME	Aa-3/AA-	5.000	11/15/2019	500,000	532,040
York, ME G.O.	NR/AA	4.000	09/01/2010	75,000	77,810

TOTAL MAINE MUNICIPAL BONDS					$12,187,591

GUAM MUNICIPAL BONDS (0.1%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/2031	10,000	$9,793

PUERTO RICO MUNICIPAL BONDS (13.3%)
*Puerto Rico Commonwealth Highway and Trans. Rev. MBIA	A/AA	5.500	07/01/2036	250,000	$284,158
*Puerto Rico Public Finance Corp. Commonwealth Appropriations AMBAC	Aaa/AAA	5.375	06/01/2018	1,710,000	1,826,280
TOTAL PUERTO RICO MUNICIPAL BONDS					$2,110,438

VIRGIN ISLANDS MUNICIPAL BONDS (3.2%)
Virgin Islands Water & Power Auth. Elec. Syst. Rev. ACA/MBIA	Aaa/AA	5.300	07/01/2021	500,000	$505,195

TOTAL MUNICIPAL BONDS (COST: $14,520,093)					$14,813,017

SHORT-TERM SECURITIES (6.2%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $980,415)				980,415	$980,415

TOTAL INVESTMENTS IN SECURITIES (COST: $15,500,508)					$15,793,432
OTHER ASSETS LESS LIABILITIES					86,333

NET ASSETS					$15,879,765

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

#Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1–	quoted prices in active markets for identical securities
Level 2–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3–	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2008:

Valuation Inputs	Investments in Securities
Level 1–Quoted Prices	$980,415
Level 2–Other Significant Observable Inputs	14,813,017
Level 3–Significant Unobservable Inputs	0
Total	$15,793,432

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2008

Statement of Assets and Liabilities

July 31, 2008

ASSETS
Investments in securities, at value (cost: $15,500,508)	$15,793,432
Accrued interest receivable	156,847
Accrued dividends receivable	1,232
Receivable from manager	4,006
Prepaid expenses	2,217
Total Assets	$15,957,734

LIABILITIES
Disbursements in excess of demand deposit cash	$4,721
Dividends payable	44,880
Accrued expenses	17,561
Payable to affiliates	10,807
Total Liabilities	$77,969

NET ASSETS	$15,879,765

Net assets are represented by:
Paid-in capital	$16,225,635
Accumulated undistributed net realized gain (loss) on investments and futures	(664,401)
Accumulated undistributed net investment income (loss)	25,607
Unrealized appreciation (depreciation) on investments	292,924
Total amount representing net assets applicable to 1,521,598 outstanding shares of no par common stock (unlimited shares authorized)	$15,879,765

Net asset value per share	$10.44

Public offering price (based on sales charge of 4.25%)	$10.90

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2008

Statement of Operations

For the year ended July 31, 2008

INVESTMENT INCOME
Interest	$725,347
Dividends	17,020
Total Investment Income	$742,367

EXPENSES
Investment advisory fees	$81,327
Distribution (12b-1) fees	40,663
Administrative service fees	24,001
Transfer agent fees	32,531
Accounting service fees	32,133
Custodian fees	3,142
Professional fees	10,728
Trustees fees	2,705
Insurance expense	427
Reports to shareholders	2,141
Audit fees	6,576
Legal fees	12,373
Transfer agent out-of-pockets	1,207
License, fees, and registrations	3,535
Total Expenses	$253,489
Less expenses waived or absorbed by the Fund's manager	(79,450)
Total Net Expenses	$174,039

NET INVESTMENT INCOME (LOSS)	$568,328

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$31,683
Net change in unrealized appreciation (depreciation) of investments	(50,559)
Net Realized and Unrealized Gain (Loss) on Investments	$(18,876)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$549,452

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2008

Statement of Changes in Net Assets

For the year ended July 31, 2008 and the year ended July 31, 2007

	For The Year Ended July 31, 2008	For The Year Ended July 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$568,328	$630,621
Net realized gain (loss) on investment transactions	31,683	33,318
Net change in unrealized appreciation (depreciation) on investments	(50,559)	(131,902)
Net Increase (Decrease) in Net Assets Resulting From Operations	$549,452	$532,037

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.36 and $.37 per share, respectively)	$(562,812)	$(624,718)
Distributions from net realized gain on investment transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(562,812)	$(624,718)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$366,136	$611,753
Proceeds from reinvested dividends	321,799	360,742
Cost of shares redeemed	(1,501,361)	(2,901,433)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	$(813,426)	$(1,928,938)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(826,786)	$(2,021,619)
NET ASSETS, BEGINNING OF PERIOD	16,706,551	18,728,170
NET ASSETS, END OF PERIOD	$15,879,765	$16,706,551

Undistributed Net Investment Income	$25,607	$20,090

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements July 31, 2008

Note 1. ORGANIZATION

The Fund is an investment portfolio of Integrity Managed Portfolios (the "Trust") and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. The Trust is an unincorporated business trust organized under Massachusetts law on August 10, 1990.

The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Maine state income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Maine municipal securities.

On December 19, 2003, the Fund became a series of the Trust. Prior to this date, the Fund was part of the Forum Funds and was named the Maine TaxSaver Bond Fund. The Maine TaxSaver Bond Fund commenced operations on December 5, 1991. The Forum Funds is a Delaware business trust that is registered as an open-end management investment company under the 1940 Act.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation—Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following:

•	yields or prices of municipal bonds of comparable quality;
•	type of issue, coupon, maturity, and rating;
•	indications as to value from dealers; and
•	general market conditions.

Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities—The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent Deferred Sales Charge—In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required.

In June 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions taken on federal income tax returns for all open tax years (tax years ended July 31, 2004 through July 31, 2008) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements. Interest and penalties related to uncertain tax positions, if any, are classified in the Fund's financial statements as other expense.

The tax character of distributions paid was as follows:

	July 31, 2008	July 31, 2007
Tax-exempt income	$562,812	$624,718
Ordinary income	0	0
Long-term capital gains	0	0
Total	$562,812	$624,718

As of July 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($664,401)	$318,531	($345,870)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2008 totaling $664,401, which may be used to offset capital gains. Any difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to timing differences associated with market discount. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2013	$664,401

For the year ended July 31, 2008, the Fund did not make any permanent reclassifications to reflect tax character.

Net capital losses incurred after October 31 and within the tax year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended July 31, 2008, the Fund did not defer to August 1, 2008, any post-October capital losses, post-October currency losses, or post-October passive foreign investment company losses.

Distributions to shareholders—Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts—Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts—The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. CAPITAL SHARE TRANSACTIONS

As of July 31, 2008, there were unlimited shares of no par authorized; 1,521,598 and 1,598,291 shares were outstanding at July 31, 2008 and July 31, 2007, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Year Ended July 31, 2008	For The Year Ended July 31, 2007
Shares sold	34,727	58,003
Shares issued on reinvestment of dividends	30,645	34,165
Shares redeemed	(142,065)	(274,649)
Net increase (decrease)	(76,693)	(182,481)

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund's investment adviser; Integrity Funds Distributor, the Fund's underwriter; and Integrity Fund Services, Inc. ("Integrity Fund Services"), the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, the Fund's sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $9,770 of investment advisory fees after partial waiver for the year ended July 31, 2008. The Fund does not have a payable to Integrity Money Management at July 31, 2008 for investment advisory fees. Certain Officers and Trustees of the Fund are also Officers and Directors of Integrity Money Management.

Under the terms of the advisory agreement, Integrity Money Management has agreed to pay all the expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 1.07% of the Fund's average daily net assets on an annual basis up to the amount of the investment advisory and management fee. Accordingly, after fee waivers and expense reimbursements, the Fund's actual total annual operating expenses were 1.07% for the year ended July 31, 2008.

Principal underwriter and shareholder services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses". The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the Fund. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $40,663 of distribution fees for the year ended July 31, 2008. The Fund has a payable to Integrity Funds Distributor of $3,324 at July 31, 2008 for distribution fees.

Integrity Fund Services, the transfer agent, provides shareholder services for a variable fee equal to 0.20% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee with a minimum of $500 per month is charged for each additional share class. The Fund has recognized $32,531 of transfer agency fees and expenses for the year ended July 31, 2008. The Fund has a payable to Integrity Fund Services of $2,659 at July 31, 2008 for transfer agency fees. Integrity Fund Services also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. An additional fee with a minimum of $500 per month is charged for each additional share class. The Fund has recognized $32,133 of accounting service fees for the year ended July 31, 2008. The Fund has a payable to Integrity Fund Services of $2,665 at July 31, 2008 for accounting service fees. Integrity Fund Services also acts as the Fund's administrative services agent for a variable fee equal to 0.125% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses. An additional fee with a minimum of $500 per month will be charged for each additional share class. The Fund has recognized $24,001 of administrative service fees for the year ended July 31, 2008. The Fund has a payable to Integrity Fund Services of $2,000 at July 31, 2008 for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $686,429 and $1,263,765, respectively, for the year ended July 31, 2008.

Note 6. INVESTMENT IN SECURITIES

At July 31, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $15,500,508. The net unrealized appreciation of investments based on the cost was $292,924, which is comprised of $414,400 aggregate gross unrealized appreciation and $121,476 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

Note 7. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. The standard is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.

In accordance with the provisions of SFAS No. 157, the Fund adopted this standard during the current fiscal year. The implementation of the standard did not impact the amounts reported in the financial statements.

In March 2008, FASB issued SFAS No. 161 Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. The standard is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statement disclosures.

Financial Highlights July 31, 2008

Selected per share data and ratios for the periods indicated

	For The Year Ended July 31, 2008	For The Year Ended July 31, 2007	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005	For The Four Month Period Ended July 30, 2004	For The Year Ended March 31, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$10.45	$10.52	$10.45	$11.10	$11.19	$11.35

Income from Investment Operations:
Net investment income (loss)	$.36	$.37	$.35	$.35	$.13	$.39
Net realized and unrealized gain (loss) on investment and futures transactions	(.01)	(.07)	.07	(.43)	(.09)	(.10)
Total Income (Loss) From Investment Operations	$.35	$.30	$.42	$(.08)	$.04	$.29

Less Distributions:
Dividends from net investment income	$(.36)	$(.37)	$(.35)	$(.35)	$(.13)	$(.39)
Distributions from net realized gains	.00	.00	.00	(.22)	.00	(.06)
Total Distributions	$(.36)	$(.37)	$(.35)	$(.57)	$(.13)	$(.45)

NET ASSET VALUE, END OF PERIOD	$10.44	$10.45	$10.52	$10.45	$11.10	$11.19

Total Return	3.43%(A)	2.89%(A)	4.12%(A)	(0.74%)(A)	1.23%(A)(C)	2.56%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$15,880	$16,707	$18,728	$24,975	$31,683	$33,270
Ratio of net expenses (after expense assumption) to average net assets	1.07%(B)	1.07%(B)	1.02%(B)	0.97%(B)	0.95%(B)(C)	0.95%(B)
Ratio of net investment income to average net assets	3.46%	3.52%	3.35%	3.24%	3.49%(C)	3.44%
Portfolio turnover rate	4.44%	8.50%	1.60%	4.87%	1.92%	34.40%

(A) Excludes maximum sales charge of 4.25%.

(B) During the periods since March 31, 2004, Integrity Money Management assumed and/or waived expenses of $79,450, $64,859, $58,447, $86,089, and $29,051, respectively. If the expenses had not been assumed and/or waived, the annualized ratio of total expenses to average net assets would have been 1.56%, 1.44%, 1.30%, 1.27%, and 1.22%, respectively. For the period 4/1/2003 through 12/19/2003, Forum Administrative Services assumed/waived expenses of $64,658. For the period from 12/20/2003 through 3/31/2004, Integrity Money Management assumed/waived expenses of $22,736. If the expenses had not been assumed and/or waived, the annualized ratio of total expenses to average net assets for the year would have been 1.20%.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Tax Information for the Year Ended July 31, 2008 (Unaudited)

We are required to advise you within 60 days of the Fund's fiscal year regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Fund were earned from the following sources:

		Dividends and Distributions Per Share
To Shareholders of Record	Payment Date	From Net Investment Income	From Net Realized Short-Term Gains	From Net Realized Long-Term Gains
August 31, 2007	August 31, 2007	$.030599	.0	.0
September 28, 2007	September 28, 2007	$.028694	.0	.0
October 31, 2007	October 31, 2007	$.032513	.0	.0
November 30, 2007	November 30, 2007	$.030580	.0	.0
December 31, 2007	December 31, 2007	$.030519	.0	.0
January 31, 2008	January 31, 2008	$.030427	.0	.0
February 29, 2008	February 29, 2008	$.030083	.0	.0
March 31, 2008	March 31, 2008	$.030465	.0	.0
April 30, 2008	April 30, 2008	$.030425	.0	.0
May 30, 2008	May 30, 2008	$.030299	.0	.0
June 30, 2008	June 30, 2008	$.030184	.0	.0
July 31, 2008	July 31, 2008	$.029447	.0	.0

Shareholders should consult their tax advisors.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of the Maine Municipal Fund

We have audited the accompanying statement of assets and liabilities of the Maine Municipal Fund (one of the portfolios constituting the Integrity Managed Portfolios), including the schedule of investments as of July 31, 2008, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended July 31, 2008, July 31, 2007, July 31, 2006, and July 29, 2005, the four month period ended July 30, 2004, and the year ended March 31, 2004. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2008 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maine Municipal Fund of the Integrity Managed Portfolios as of July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the years ended July 31, 2008, July 31, 2007, July 31, 2006, and July 29, 2005, the four month period ended July 30, 2004, and the year ended March 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.

Minot, North Dakota USA

September 12, 2008

Dear Shareholder:

Enclosed is the annual report of the Nebraska Municipal Fund (the "Fund") for the year ended July 31, 2008. The Fund's portfolio and related financial statements are presented within for your review.

As we end the year, what one might have thought was an uneventful year was much the opposite.

First, interest rates spiked higher early in June as Federal Reserve Chairman Ben Bernanke voiced concern about inflation and the slumping dollar. However, a string of weak economic reports in the last part of June (consumer confidence plunged to its lowest level since 1992) along with more losses and downgrades in the banking sector, reduced corporate earnings expectations as well as higher energy prices have encouraged market participants to dump stocks in favor of low-risk government bonds, sending the 10-year treasury to 3.95%.

Second, while the market likes to talk about light at the end of the tunnel, unfortunately in these days of financial turmoil we can never be sure whether it is light from the other side or another freight train coming. Most recently, Fannie Mae and Freddie Mac who own or guarantee nearly half of the $12 trillion mortgage market have seen their company stocks fall 75-80% year-to-date, as the worst housing downturn since the Great Depression impacted expected solvency levels.

Municipals on the other hand didn't fare any better as a number of the secondary insurers saw significant downgrades of their ratings, the collapse of major financial institution Bear Stearns and the exit of UBS from the municipal bond market.

The secondary insurers of municipal debt are in turmoil as a number of the insurance companies are in dire straits. Many bond professionals and investors, who in the past treated all insured bonds equal from a credit perspective, now understand the importance of the underlying credit, the purpose of the debt issued, and its commitment to pay. Currently there are three insurers of municipal debt that have AAA ratings from all three rating agencies and two of those three insurers are on Credit Watch for possible downgrade.

These events have created great uncertainty and with that, opportunity. It is now a buyers market as high quality municipals are yielding in many instances, yields higher than taxable treasuries of similar maturities. Clearly there will be price rallies and price sell offs in the months ahead, but the underlying tone for tax-free municipals is bullish.

The Nebraska Municipal Fund began the period at $10.13 and ended the period at $10.03 for a total return of 2.79%*. This compares to the Lehman Brothers Municipal Bond Index return of 2.84%.

The Fund's yearly overall performance can be attributed to its defensive portfolio, with an average maturity of 15.2 years and an average maturity to the first call date of 4.4 years. That, along with an average portfolio coupon of 5.21% helps relative performance in volatile environments.

An important part of the Fund's strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues. Some purchases made throughout the year include: Public Power Generation (Whelan Energy), 5.00% coupon, due 2032; University of Nebraska Health & Rec. Projects, 5.00% coupon, due 2033; Douglas County (Methodist Health), 5.50% coupon, due 2038; and Adams County Hospital (Mary Lanning Memorial), 5.25% coupon, due 2033.

Portfolio quality at year-end was as follows: AAA 18.4%, AA 54.5%, A 19.7%, BBB 2.6% and NR 4.8%.

Income exempt from federal and Nebraska state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, visit the Fund's website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery
Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Integrity Mutual Funds, Inc. ("Integrity Mutual Funds"). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges ("CDSCs"), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

July 31, 2008 (Unaudited)

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent twelve-month period ended June 30 is available through the Fund's website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering, Analysis, and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090. You may also access this information from the Fund's website at www.integrityfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

All inquiries regarding the Fund should be directed to:

Integrity Funds Distributor, Inc.
1 Main Street North
Minot, ND 58703
Phone: 800-276-1262

All inquiries regarding account information should be directed to:

Integrity Fund Services, Inc.
P.O. Box 759
Minot, ND 58702
Phone: 800-601-5593

To reduce expenses, the Fund may only mail one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call Integrity Funds Distributor, Inc. ("Integrity Funds Distributor") at 800-276-1262 (or contact your financial institution). Individual copies will be sent thirty days after receiving your request.

Terms & Definitions July 31, 2008 (Unaudited)

Appreciation

Increase in the value of an asset

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by a fund on an annual basis assuming all distributions are reinvested

Coupon Rate or Face Rate

Rate of interest payable annually based on the face amount of the bond; expressed as a percentage

Depreciation

Decrease in the value of an asset

Lehman Brothers Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market; the index does not take into account brokerage commissions or other costs, may include bonds different from those in the Fund, and may pose different risks than the Fund

Market Value

Actual (or estimated) price at which a bond trades in the marketplace

Maturity

A measure of the term or life of a bond in years; when a bond "matures", the issuer repays the principal

Net Asset Value

The value of all of a fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond's creditworthiness; "AAA," "AA," "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in a fund's portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

July 31, 2008 (Unaudited)

COMPOSITION

Portfolio Quality Ratings
(Based on total long-term investments)

AAA	18.4%
AA	54.5%
A	19.7%
BBB	2.6%
NR	4.8%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent ratings services such as Moody's Investors Services ("Moody's") and Standard & Poor's Ratings Group ("S&P"). Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. ("Integrity Money Management"), the Fund's investment adviser.

These percentages are subject to change.

Portfolio Market Sectors
(As a percentage of Net Assets)

S—School	35.8%
U—General Utilities	19.1%
H—Health	18.8%
I—Industrial	8.4%
O—Other	6.6%
T—Transportation	5.7%
WS—Water/Sewer	5.6%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are subject to change.

July 31, 2008 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs:

•	transaction costs:	sales charges (loads), redemption fees, and exchange fees
•	ongoing costs:	management fees, distribution (12b-1) fees, and other Fund expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 31, 2008 to July 31, 2008.

The example illustrates the Fund's costs in two ways:

Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/31/08	Ending Account Value 07/31/08	Expenses Paid During Period*
Actual	$1,000.00	$989.20	$5.32
Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.40

*Expenses are equal to the annualized expense ratio of 1.07%, multiplied by the average account value over the period, multiplied by 180/360 days. The Fund's ending account value on the first line in the table is based on its actual total return of (1.08%) for the six-month period of January 31, 2008 to July 31, 2008.

July 31, 2008 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending July 31, 2008
Nebraska Municipal Fund	1 year	3 year	5 year	10 year	Since Inception (November 17, 1993)
Without Sales Charge	2.79%	3.61%	2.84%	3.33%	3.74%
With Sales Charge (4.25%)	(1.59%)	2.12%	1.95%	2.88%	3.44%

Lehman Brothers Municipal Bond Index	1 year	3 year	5 year	10 year	Since Inception (November 17, 1993)
	2.84%	3.22%	4.35%	4.92%	5.34%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

July 31, 2008 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Fund and the Lehman Brothers Municipal Bond Index

	Nebraska Municipal Fund without Sales Charge	Nebraska Municipal Fund with Maximum Sales Charge	Lehman Brothers Municipal Bond Index
7/31/98	$10,000	$9,578	$10,000
1999	$10,382	$9,944	$10,288
2000	$10,619	$10,171	$10,732
2001	$11,683	$11,190	$11,815
2002	$12,158	$11,645	$12,608
2003	$12,060	$11,551	$13,061
2004	$12,492	$11,965	$13,816
2005	$12,469	$11,943	$14,695
2006	$13,080	$12,528	$15,071
2007	$13,494	$12,925	$15,713
7/31/08	$13,870	$13,285	$16,160

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers Municipal Bond Index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Nebraska municipal bonds. The Fund's total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

July 31, 2008 (Unaudited)

MANAGEMENT OF THE FUND

The Board of the Fund consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with Integrity Money Management or any of its affiliates; these are the "Independent" Trustees. Two of the remaining three Trustees and/or Officers are "interested" by virtue of their affiliation with Integrity Money Management and/or its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee, and other Directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX(1)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 2405 11th Ave. NW Minot, ND 58703 56	Trustee	Indefinite Since January 2006	12

Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, The Integrity Funds (since January 2006).

					Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 73	Trustee	Indefinite Since January 1996	12

Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., (since April 2005); Trustee, The Integrity Funds (since June 2003).

					First Western Bank & Trust
R. James Maxson 1 N. Main St. Minot, ND 58701 60	Trustee	Indefinite Since January 1999	12

Attorney, Maxson Law Office (since November 2002); Director, South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999); and Trustee, The Integrity Funds (since June 2003).

					Vincent United Methodist Foundation Minot Area Development Corporation

(1) The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds.

Trustees and Officers of the Fund serve until their resignation, removal, or retirement.

The Statement of Additional Information ("SAI") contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

The Interested Trustees and Officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee, and other Directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE AND OFFICER

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX(1)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad(2)(3) 1 N. Main St. Minot, ND 58703 63	Trustee, Chairman, Interim President	Indefinite Since January 1996	12

Director (Sept. 1987 to Feb. 2007), CEO (Sept. 2001 to Feb. 2007), Integrity Mutual Funds; Director, President, and Treasurer, (Aug. 1988 to Feb. 2007), Integrity Money Management; Director, President, and Treasurer (Aug. 1988 to Sept. 2004), ND Capital, Inc.; Director, President, and Treasurer (May 1989 to Feb. 2007), Integrity Fund Services, Inc.; Director, President, CEO, and Treasurer, (Jan. 1996 to Aug. 2003), Integrity Funds Distributor, Inc.; Director, CEO, Chairman, (Jan. 2002 to Feb. 2007) and President (Sept. 2002 to Dec. 2004), Capital Financial Services, Inc.; Director and President, (April 1994 to June 2004) South Dakota Tax-Free Fund, Inc.; President (Jan. 1996 to July 2007) and (since March 2008) Integrity Managed Portfolios, (May 2003 to July 2007) and (since March 2008) The Integrity Funds, (Jan. 1995 to July 2007) and (since March 2008) Integrity Fund of Funds, Inc., (Jan. 1989 to July 2007) and (since March 2008) ND Tax-Free Fund, Inc., (Aug. 1993 to July 2007) and (since March 2008) Montana Tax-Free Fund, Inc.; Director and Chairman Montana Tax-Free Fund, Inc. (since May 1993), Integrity Fund of Funds, Inc. (since Aug. 1994), and ND Tax Free Fund, Inc. (since Oct. 1988); Trustee, Chairman, (since January 1996) and Treasurer (January 1996 to May 2004), Integrity Managed Portfolios; Trustee and Chairman (since June 2003), The Integrity Funds.

					Minot Park Board

OFFICERS

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX(1)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Peter A. Quist 1 N. Main St. Minot, ND 58703 74	Vice President, Secretary	Indefinite Since January 1996	3

Attorney; Director and Vice President, Integrity Mutual Funds; Director, Vice President, and Secretary, Integrity Money Management, ND Capital, Inc. (August 1988 to August 2006), Integrity Fund Services, Inc., and Integrity Funds Distributor; Director, Vice President, and Secretary, South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Montana Tax-Free Fund, Inc. (since May 1993), Integrity Fund of Funds, Inc. (since Aug. 1994), and ND Tax Free Fund, Inc. (since Oct. 1988); Vice President and Secretary, The Integrity Funds (since June 2003).

None
Adam C. Forthun 1 N. Main St. Minot, ND 32	Treasurer	Indefinite Since May 2008	N/A

Fund Accountant (May 2003 to October 2005), Fund Accounting Supervisor (October 2005 to March 2008), Fund Accounting Manager (since March 2008), Integrity Fund Services, Inc.; Treasurer (since May 2008), Integrity Managed Portfolios, The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 37	Mutual Fund Chief Compliance Officer	Indefinite Since October 2005	N/A

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005), Integrity Managed Portfolios, The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None

(1) The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds.

(2) Trustees and/or Officers who are "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Mr. Quist is an interested person by virtue of being an Officer and Director of the Fund's investment adviser and principal underwriter. Mr. Walstad is an interested person by virtue of being an Officer of the Fund and a shareholder of Integrity Mutual Funds.

(3) Effective February 29, 2008, Mark R. Anderson resigned as President of the Fund, and effective March 4, 2008, Mr. Walstad succeeded Mr. Anderson as Interim President of the Fund. Mr. Walstad is also a Trustee and Chairman of the Fund.

Trustees and Officers of the Fund serve until their resignation, removal, or retirement.

The SAI contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

Schedule of Investments July 31, 2008

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating (Unaudited) Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEBRASKA MUNICIPAL BONDS (95.9%)

Adams Cty., NE Hosp. Auth. #001 (Mary Lanning Memorial Hosp.) ASGUA	NR/A	5.300%	12/15/2018	$250,000	$252,517
Adams County Hospital Rev Mary Lanning Memorial Radian Insured	NR/A	5.250	12/15/2033	250,000	240,372
Dawson Cty., NE SID #001 (IBP, Inc. Proj.) Ref. G.O.	Baa/BBB-	5.650	02/01/2022	700,000	687,750
Dawson Cty., NE School Dist. #20 (Gothenburg) G.O. MBIA	A/AA	4.500	12/15/2025	405,000	393,445
Dawson Cty. Public Power Electric Sys. Rev.	NR/AA-	4.750	12/01/2032	250,000	234,442
*Dodge Cty., NE SD #001 (Fremont Public Schools) FSA	Aaa/NR	5.500	12/15/2020	1,000,000	1,074,010
Douglas Cty., NE G.O.	Aa-1/AA+	4.750	12/01/2025	250,000	250,585
Douglas Cty., NE Hosp. Auth. #001 (Alegent Hlth—Immanuel Med. Ctr.) Rev. AMBAC	Aa-3/AA	5.250	09/01/2021	250,000	255,062
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	A/AA	5.500	11/15/2021	340,000	340,105
Douglas Cty., NE Hosp. Auth. #002 (Nebraska Medical Center)	Aa-3/NR	5.000	11/15/2016	250,000	265,105
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	A/AA	5.375	11/15/2015	45,000	45,113
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	A/AA	5.375	11/15/2015	220,000	220,000
Douglas County, NE Hosp. Methodist Health	NR/A-	5.500	11/01/2038	500,000	482,820
Douglas Cty., NE SID #392 (Cinnamon Creek) G.O.	NR/NR	5.750	08/15/2017	200,000	200,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/2018	265,000	265,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/2019	280,000	280,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	04/01/2023	500,000	500,000
Douglas Cty., NE SD #010 (Elkhorn Pub. Schools) G.O. FSA Insured	NR/AAA	4.500	12/15/2023	250,000	245,565
Fremont, NE Combined Utilities Rev. MBIA	A/AA	5.000	10/15/2021	500,000	515,140
Hall Cty., NE School Dist. #2 Grand Island FSA	Aaa/AAA	5.000	12/15/2023	500,000	526,975
Kearney Cty., NE Highway Allocation Fund AMBAC	Aa-3/NR	5.350	06/15/2021	100,000	100,039
Lancaster Cnty Neb Hosp Auth No 1 (Bryanlg Med Center)	A-1/NR	4.000	06/01/2010	250,000	252,805
*Lancaster Cty., NE Hosp. Auth. #1 (BryanLGH Medical Center Project)	A-1/NR	4.750	06/01/2021	1,000,000	986,520
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools)	Aa-1/AAA	5.250	01/15/2021	500,000	524,610
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools) G.O.	Aa-1/AAA	5.250	01/15/2022	500,000	524,370
Lancaster Cty, NE School District #0160 (Norris Schools) G.O. FSA	Aaa/NR	5.000	12/15/2025	250,000	254,560
*Lincoln, NE Elec. Syst. Rev.	Aa/AA	5.000	09/01/2021	1,000,000	1,043,220
Lincoln, NE San. Swr. Rev. MBIA	Aa/AA+	4.500	06/15/2029	250,000	236,892
Lincoln, NE Water Rev.	Aa/AA-	5.000	08/15/2022	575,000	599,236
Madison Cty., NE Hosp. Auth. #001 (Faith Regl. Hlth. Svcs.) Rev. ASGUA	NR/A	5.350	07/01/2018	250,000	252,680
#Metropolitan Community College South Omaha Bldg. Proj. AMBAC	Aa-3/AA	4.500	03/01/2026	1,000,000	966,320
NE Hgr. Educ. Loan Program Senior Subord. Term MBIA	A/AA	6.250	06/01/2018	800,000	824,776
NE Hgr. Educ. Loan Program Junior Subord. Rev. MBIA	A/AA	6.400	06/01/2013	145,000	147,952
NE Hgr. Educ. Loan Program Junior Subord. Term MBIA	A/AA	6.450	06/01/2018	400,000	412,276
*NE Hgr. Educ. Loan Program Student Loan MBIA	A/AA	5.875	06/01/2014	765,000	765,803
NE Hgr. Educ. Loan Program B Rev. MBIA	A/AA	6.000	06/01/2028	100,000	100,039
#NE Educ. Finance Auth. (Wesleyan Univ.) Rev. Radian Insured	NR/A	5.500	04/01/2027	1,000,000	1,008,380
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA/FNMA	NR/AAA	6.250	09/01/2028	5,000	5,037
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA	NR/AAA	6.200	09/01/2017	5,000	5,037
*NE Invmt. Finance Auth. Single Family Hsg. Rev.	NR/AAA	6.300	09/01/2028	10,000	10,075
NE Invmt. Finance Auth. Multifamily Hsg. Rev. FNMA	NR/AAA	6.200	06/01/2028	135,000	135,019
NE Public Power District	Aaa/AAA	5.125	01/01/2011	300,000	306,420
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) ASGUA	NR/A	5.450	11/15/2017	400,000	403,628
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) Rev. Asset Guaranty	NR/A	5.450	11/15/2022	750,000	758,685
Omaha, NE Various Purpose	Aaa/AAA	5.000	05/01/2022	250,000	261,638
Omaha, NE Various Purpose	Aaa/AAA	4.250	10/15/2026	500,000	473,210
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa-1/AA	5.200	02/01/2022	500,000	523,855
#Omaha, NE Public Power Electric Rev.	Aa-1/AA	5.000	02/01/2034	1,000,000	1,003,570
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa/NR	6.200	02/01/2017	650,000	739,616
#Omaha, NE (Riverfront Project) Special Obligation	Aa-1/AA+	5.500	02/01/2029	1,000,000	1,046,390
Omaha, NE Public Power Dist. (Electric Rev) AMBAC	Aa-3/AA	4.750	02/01/2025	250,000	251,478
Omaha, NE Public Power Dist. (Electric Rev) AMBAC	Aa-3/AA	4.300	02/01/2031	100,000	88,996
Papillion, NE G.O. MBIA	A/AA	4.350	12/15/2027	250,000	233,840
Platte Cty., NE Hosp. Auth. No. 1 (Columbus Community Hospital Proj.) Hosp. Rev. Asset Guaranty	NR/A	5.650	05/01/2012	100,000	105,309
Platte Cty., NE Hosp. Auth. No. 1 (Columbus Community Hospital Proj.) Hosp. Rev. Asset Guaranty	NR/A	6.150	05/01/2030	250,000	257,063
Public Power Generation Agy Whelan Energy Rev AMBAC	Aa-3/AA	5.000	01/01/2032	500,000	488,235
Sarpy Cty., NE School Dist. #046 FSA	Aaa/AAA	5.000	12/15/2022	200,000	200,070
Saunders Cty., NE G.O. FSA	Aaa/AAA	5.000	11/01/2030	250,000	250,903
Saunders Cty., NE G.O. MBIA	A/AA	4.250	12/15/2021	515,000	497,495
University of NE Fac. Corp. Deferred Maintenance AMBAC	Aa/AA	5.000	07/15/2020	500,000	526,660
Univ. of NE Board of Regents Student Facs.	Aa/AA-	5.000	05/15/2032	250,000	250,900
Univ. of NE Board of Regents (Heath & Rec. Proj.)	Aa/AA-	5.000	05/15/2033	600,000	604,674
Univ. of NE (U. of NE - Lincoln Student Fees) Rev.	Aa/AA-	5.125	07/01/2032	250,000	252,998
Washington Cnty S/D#1 (Blair)	NR/A	3.750	12/15/2013	145,000	146,939

TOTAL NEBRASKA MUNICIPAL BONDS (COST: $25,860,438)					$26,102,224

SHORT-TERM SECURITIES (3.0%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $810,031)				810,031	$810,031

TOTAL INVESTMENTS IN SECURITIES (COST: $26,670,469)					$26,912,255
OTHER ASSETS LESS LIABILITIES					316,908

NET ASSETS					$27,229,163

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

#Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—	quoted prices in active markets for identical securities
Level 2—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3—	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2008:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$810,031
Level 2—Other Significant Observable Inputs	26,102,224
Level 3—Significant Unobservable Inputs	—
Total	$26,912,255

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2008

Statement of Assets and Liabilities
July 31, 2008

ASSETS
Investments in securities, at value (cost: $26,670,469)	$26,912,255
Cash	1,800
Accrued interest receivable	345,849
Accrued dividends receivable	586
Receivable for fund shares sold	100,000
Receivable from manager	3,839
Prepaid expenses	2,116
Total Assets	$27,366,445

LIABILITIES
Dividends payable	$84,735
Payable for fund shares redeemed	10,200
Accrued expenses	22,781
Payable to affiliates	19,566
Total Liabilities	$137,282

NET ASSETS	$27,229,163

Net assets are represented by:
Paid-in capital	$30,113,265
Accumulated undistributed net realized gain (loss) on investments and futures	(3,157,412)
Accumulated undistributed net investment income (loss)	31,524
Unrealized appreciation (depreciation) on investments	241,786
Total amount representing net assets applicable to 2,715,976 outstanding shares of no par common stock (unlimited shares authorized)	$27,229,163

Net asset value per share	$10.03

Public offering price (based on sales charge of 4.25%)	$10.48

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2008

Statement of Operations
For the year ended July 31, 2008

INVESTMENT INCOME
Interest	$1,319,376
Dividends	21,687
Total Investment Income	$1,341,063

EXPENSES
Investment advisory fees	$139,084
Distribution (12b-1) fees	69,542
Administrative service fees	34,771
Transfer agent fees	55,634
Accounting service fees	37,908
Custodian fees	4,875
Professional fees	15,404
Trustees fees	3,558
Insurance expense	736
Reports to shareholders	3,070
Audit fees	6,576
Legal fees	21,129
Transfer agent out-of-pockets	1,648
License, fees, and registrations	2,447
Total Expenses	$396,382
Less expenses waived or absorbed by the Fund's manager	(98,742)
Total Net Expenses	$297,640

NET INVESTMENT INCOME (LOSS)	$1,043,423

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$49,200
Net change in unrealized appreciation (depreciation) of investments	(330,857)
Net Realized and Unrealized Gain (Loss) on Investments	$(281,657)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$761,766

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2008

Statement of Changes in Net Assets
For the year ended July 31, 2008 and the year ended July 31, 2007

	For The Year Ended July 31, 2008	For The Year Ended July 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,043,423	$1,136,418
Net realized gain (loss) on investment transactions	49,200	101,063
Net change in unrealized appreciation (depreciation) on investments	(330,857)	(289,997)
Net Increase (Decrease) in Net Assets Resulting From Operations	$761,766	$947,484

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.38 and $.39 per share, respectively)	$(1,039,415)	$(1,132,417)
Distributions from net realized gain on investment transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(1,039,415)	$(1,132,417)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$1,513,172	$697,160
Proceeds from reinvested dividends	707,111	755,442
Cost of shares redeemed	(3,094,308)	(3,629,141)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	$(874,025)	$(2,176,539)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(1,151,674)	$(2,361,472)
NET ASSETS, BEGINNING OF PERIOD	28,380,837	30,742,309
NET ASSETS, END OF PERIOD	$27,229,163	$28,380,837

Undistributed Net Investment Income	$31,524	$28,868

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements July 31, 2008

Note 1. ORGANIZATION

The Fund is an investment portfolio of Integrity Managed Portfolios (the "Trust") and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. The Trust is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 17, 1993, other than matters relating to organization and registration. On November 17, 1993, the Fund commenced its Public Offering of capital shares.

The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Nebraska state income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Nebraska municipal securities.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation—Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following:

•	yields or prices of municipal bonds of comparable quality;
•	type of issue, coupon, maturity, and rating;
•	indications as to value from dealers; and
•	general market conditions.

Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities—The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent Deferred Sales Charge—In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Distributions during the year ended July 31, 2008 were characterized as tax-exempt for tax purposes.

In June 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions taken on federal income tax returns for all open tax years (tax years ended July 31, 2004 through July 31, 2008) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements. Interest and penalties related to uncertain tax positions, if any, are classified in the Fund's financial statements as other expense.

The tax character of distributions paid was as follows:

	July 31, 2008	July 31, 2007
Tax-exempt income	$1,039,415	$1,132,417
Ordinary income	0	0
Long-term capital gains	0	0
Total	$1,039,415	$1,132,417

As of July 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($3,157,412)	$273,310	($2,884,102)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2008 totaling $3,157,412, which may be used to offset capital gains. Any difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to timing differences associated with market discount. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2009	$148,986
2010	$591,993
2011	$713,949
2012	$579,276
2013	$1,123,208

For the year ended July 31, 2008, the Fund did not make any permanent reclassifications to reflect tax character.

Net capital losses incurred after October 31 and within the tax year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended July 31, 2008, the Fund did not defer to August 1, 2008, any post-October capital losses, post-October currency losses, or post-October passive foreign investment company losses.

Distributions to shareholders—Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts—Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts—The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. CAPITAL SHARE TRANSACTIONS

As of July 31, 2008, there were unlimited shares of no par authorized; 2,715,976 and 2,801,059 shares were outstanding at July 31, 2008 and July 31, 2007, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Year Ended July 31, 2008	For The Year Ended July 31, 2007
Shares sold	149,795	68,577
Shares issued on reinvestment of dividends	69,816	73,768
Shares redeemed	(304,694)	(354,984)
Net increase (decrease)	(85,083)	(212,639)

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund's investment adviser; Integrity Funds Distributor, the Fund's underwriter; and Integrity Fund Services, Inc. ("Integrity Fund Services"), the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, the Fund's sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $47,942 of investment advisory fees after partial waiver for the year ended July 31, 2008. The Fund does not have a payable to Integrity Money Management at July 31, 2008 for investment advisory fees. Certain Officers and Trustees of the Fund are also Officers and Directors of Integrity Money Management.

Under the terms of the advisory agreement, Integrity Money Management has agreed to pay all the expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 1.07% of the Fund's average daily net assets on an annual basis up to the amount of the investment advisory and management fee. Accordingly, after fee waivers and expense reimbursements, the Fund's actual total annual operating expenses were 1.07% for the year ended July 31, 2008.

Principal underwriter and shareholder services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses". The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the Fund. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $69,542 of distribution fees for the year ended July 31, 2008. The Fund has a payable to Integrity Funds Distributor of $5,626 at July 31, 2008 for distribution fees.

Integrity Fund Services, the transfer agent, provides shareholder services for a variable fee equal to 0.20% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee with a minimum of $500 per month is charged for each additional share class. The Fund has recognized $55,634 of transfer agency fees and expenses for the year ended July 31, 2008. The Fund has a payable to Integrity Fund Services of $4,500 at July 31, 2008 for transfer agency fees. Integrity Fund Services also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. An additional fee with a minimum of $500 per month is charged for each additional share class. The Fund has recognized $37,908 of accounting service fees for the year ended July 31, 2008. The Fund has a payable to Integrity Fund Services of $3,125 at July 31, 2008 for accounting service fees. Integrity Fund Services also acts as the Fund's administrative services agent for a variable fee equal to 0.125% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses. An additional fee with a minimum of $500 per month will be charged for each additional share class. The Fund has recognized $34,771 of administrative service fees for the year ended July 31, 2008. The Fund has a payable to Integrity Fund Services of $2,813 at July 31, 2008 for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $2,786,900 and $4,126,200, respectively, for the year ended July 31, 2008.

Note 6. INVESTMENT IN SECURITIES

At July 31, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $26,670,469. The net unrealized appreciation of investments based on the cost was $241,786, which is comprised of $491,179 aggregate gross unrealized appreciation and $249,393 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

Note 7. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. The standard is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.

In accordance with the provisions of SFAS No. 157, the Fund adopted this standard during the current fiscal year. The implementation of the standard did not impact the amounts reported in the financial statements.

In March 2008, FASB issued SFAS No. 161 Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. The standard is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statement disclosures.

Financial Highlights July 31, 2008

Selected per share data and ratios for the periods indicated

	For The Year Ended July 31, 2008	For The Year Ended July 31, 2007	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005	For The Year Ended July 30, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$10.13	$10.20	$10.11	$10.55	$10.62

Income from Investment Operations:
Net investment income (loss)	$.38	$.39	$.40	$.42	$.45
Net realized and unrealized gain (loss) on investment and futures transactions	(.10)	(.07)	.09	(.44)	(.07)
Total Income (Loss) From Investment Operations	$.28	$.32	$.49	$(.02)	$.38

Less Distributions:
Dividends from net investment income	$(.38)	$(.39)	$(.40)	$(.42)	$(.45)
Distributions from net realized gains	.00	.00	.00	.00	.00
Total Distributions	$(.38)	$(.39)	$(.40)	$(.42)	$(.45)

NET ASSET VALUE, END OF PERIOD	$10.03	$10.13	$10.20	$10.11	$10.55

Total Return	2.79%(A)	3.16(A)	4.90%(A)	(0.18%)(A)	3.59%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$27,229	$28,381	$30,742	$32,488	$34,682
Ratio of net expenses (after expense assumption) to average net assets	1.07%(B)	1.07%(B)	1.03%(B)	0.98%(B)	0.95%(B)
Ratio of net investment income to average net assets	3.74%	3.81%	3.89%	4.07%	4.18%
Portfolio turnover rate	10.42%	17.42%	14.63%	4.36%	8.95%

(A)Excludes maximum sales charge of 4.25%.

(B)During the periods indicated above, Integrity Money Management assumed and/or waived expenses of $98,742, $81,123, $66,312, $84,449, and $93,640, respectively. If the expenses had not been assumed and/or waived, the annualized ratio of total expenses to average net assets would have been 1.43%, 1.34%, 1.24%, 1.22%, and 1.21%, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Tax Information for the Year Ended July 31, 2008 (Unaudited)

We are required to advise you within 60 days of the Fund's fiscal year regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Fund were earned from the following sources:

		Dividends and Distributions Per Share
To Shareholders of Record	Payment Date	From Net Investment Income	From Net Realized Short-Term Gains	From Net Realized Long-Term Gains
August 31, 2007	August 31, 2007	$.032590	.0	.0
September 28, 2007	September 28, 2007	$.029594	.0	.0
October 31, 2007	October 31, 2007	$.034200	.0	.0
November 30, 2007	November 30, 2007	$.031403	.0	.0
December 31, 2007	December 31, 20007	$.032254	.0	.0
January 31, 2008	January 31, 2008	$.031803	.0	.0
February 29, 2008	February 29, 2008	$.030856	.0	.0
March 31, 2008	March 31, 2008	$.030623	.0	.0
April 30, 2008	April 30, 2008	$.031367	.0	.0
May 30, 2008	May 30, 2008	$.031344	.0	.0
June 30, 2008	June 30, 2008	$.031457	.0	.0
July 31, 2008	July 31, 2008	$.031591	.0	.0

Shareholders should consult their tax advisors.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of the Nebraska Municipal Fund

We have audited the accompanying statement of assets and liabilities of the Nebraska Municipal Fund (one of the portfolios constituting the Integrity Managed Portfolios), including the schedule of investments as of July 31, 2008, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2008 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Nebraska Municipal Fund of the Integrity Managed Portfolios as of July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.
Minot, North Dakota USA

September 12, 2008

Dear Shareholder:

Enclosed is the report of the operations for the New Hampshire Municipal Fund (the "Fund") for the year ended July 31, 2008. The Fund's portfolio and related financial statements are presented within for your review.

As we end the year, what one might have thought was an uneventful year was much the opposite.

First, interest rates spiked higher early in June as Federal Reserve Chairman Ben Bernanke voiced concern about inflation and the slumping dollar. However, a string of weak economic reports in the last part of June (consumer confidence plunged to its lowest level since 1992) along with more losses and downgrades in the banking sector, reduced corporate earnings expectations as well as higher energy prices have encouraged market participants to dump stocks in favor of low-risk government bonds, sending the 10-year treasury to 3.95%

Second, while the market likes to talk about light at the end of the tunnel, unfortunately in these days of financial turmoil we can never be sure whether it is light from the other side or another freight train coming. Most recently, Fannie Mae and Freddie Mac who own or guarantee nearly half of the $12 trillion mortgage market have seen their company stocks fall 75-80% year-to-date, as the worst housing downturn since the Great Depression impacted expected solvency levels.

Municipals on the other hand didn't fare any better as a number of the secondary insurers saw significant downgrades of their ratings, the collapse of major financial institution Bear Stearns and the exit of UBS from the municipal bond market.

The secondary insurers of municipal debt are in turmoil as a number of the insurance companies are in dire straits. Many bond professionals and investors, who in the past treated all insured bonds equal from a credit perspective, now understand the importance of the underlying credit, the purpose of the debt issued, and its commitment to pay. Currently there are three insurers of municipal debt that have AAA ratings from all three rating agencies and two of those three insurers are on Credit Watch for possible downgrade.

These events have created great uncertainty and with that, opportunity. It is now a buyers market as high quality municipals are yielding in many instances, yields higher than taxable treasuries of similar maturities. Clearly there will be price rallies and price sell offs in the months ahead, but the underlying tone for tax-free municipals is bullish.

The New Hampshire Municipal Fund began the period at $10.24 and ended the period at $10.32 for a total return of 3.72%*. This compares to the Lehman Brothers Municipal Bond Index return of 2.84%.

The Fund's yearly overall performance can be attributed to its defensive portfolio, with an average maturity of 8.7 years and an average maturity to the first call date of 4.1 years. That, along with an average portfolio coupon of 4.87% helps relative performance in volatile environments.

An important part of the Fund's strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues. Some purchases made throughout the year include: Manchester Water, 5.00% coupon, due 2028; N.H. State Capital Improvement, 4.75% coupon, due 2027; N.H. Housing, 4.90% coupon, due 2025; and Merrimack County General Obligations, 4.25% coupon, due 2019.

Portfolio quality at year-end was as follows: AAA 12.0%, AA 57.3% and A 30.7%.

Income exempt from federal income taxes and New Hampshire state interest and dividend taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, visit the Fund's website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery
Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Integrity Mutual Funds, Inc. ("Integrity Mutual Funds"). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges ("CDSCs"), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

July 31, 2008 (Unaudited)

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent twelve-month period ended June 30 is available through the Fund's website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering, Analysis, and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090. You may also access this information from the Fund's website at www.integrityfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

All inquiries regarding the Fund should be directed to:

Integrity Funds Distributor, Inc.
1 Main Street North
Minot, ND 58703
Phone: 800-276-1262

All inquiries regarding account information should be directed to:

Integrity Fund Services, Inc.
P.O. Box 759
Minot, ND 58702
Phone: 800-601-5593

To reduce expenses, the Fund may only mail one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call Integrity Funds Distributor, Inc. ("Integrity Funds Distributor") at 800-276-1262 (or contact your financial institution). Individual copies will be sent thirty days after receiving your request.

Terms & Definitions July 31, 2008 (Unaudited)

Appreciation

Increase in the value of an asset

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by a fund on an annual basis assuming all distributions are reinvested

Coupon Rate or Face Rate

Rate of interest payable annually based on the face amount of the bond; expressed as a percentage

Depreciation

Decrease in the value of an asset

Lehman Brothers Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market; the index does not take into account brokerage commissions or other costs, may include bonds different from those in the Fund, and may pose different risks than the Fund

Market Value

Actual (or estimated) price at which a bond trades in the marketplace

Maturity

A measure of the term or life of a bond in years; when a bond "matures", the issuer repays the principal

Net Asset Value

The value of all of a fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond's creditworthiness; "AAA," "AA," "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in a fund's portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

July 31, 2008 (Unaudited)

COMPOSITION

Portfolio Quality Ratings
(Based on total long-term investments)

AAA	12.0%
AA	57.3%
A	30.7%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent ratings services such as Moody's Investors Services ("Moody's") and Standard & Poor's Ratings Group ("S&P"). Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. ("Integrity Money Management"), the Fund's investment adviser.

These percentages are subject to change.

Portfolio Market Sectors
(As a percentage of Net Assets)

T—Transportation	39.3%
O—Other	15.6%
GO—General Obligations	14.7%
HC—Health Care	12.5%
S—School	7.6%
H—Housing	5.2%
I—Industrial	5.1%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are subject to change.

July 31, 2008 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs:

•	transaction costs:	sales charges (loads), redemption fees, and exchange fees
•	ongoing costs:	management fees, distribution (12b-1) fees, and other Fund expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 31, 2008 to July 31, 2008.

The example illustrates the Fund's costs in two ways:

Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/31/08	Ending Account Value 07/31/08	Expenses Paid During Period*
Actual	$1,000.00	$997.54	$5.34

Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.40

*Expenses are equal to the annualized expense ratio of 1.07%, multiplied by the average account value over the period, multiplied by 180/360 days. The Fund's ending account value on the first line in the table is based on its actual total return of (0.25%) for the six-month period of January 31, 2008 to July 31, 2008.

July 31, 2008 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending July 31, 2008
New Hampshire Municipal Fund	1 year	3 year	5 year	10 year	Since Inception (December 31, 1992)
Without Sales Charge	3.72%	3.50%	2.66%	3.43%	4.43%
With Sales Charge (4.25%)	(0.65%)	2.02%	1.78%	2.98%	4.14%

Lehman Brothers Municipal Bond Index	1 year	3 year	5 year	10 year	Since Inception (December 31, 1992)
	2.84%	3.22%	4.35%	4.92%	5.70%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

The Fund's performance prior to December 19, 2003 was achieved while the Fund was managed by another investment adviser that used different investment strategies and techniques, which may have produced different investment results than those achieved by the current investment adviser. Forum Investment Advisors, LLC served as investment adviser to the Fund until December 19, 2003.

July 31, 2008 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Fund and the Lehman Brothers Municipal Bond Index

	New Hampshire Municipal Fund without Sales Charge	New Hampshire Municipal Fund with Maximum Sales Charge	Lehman Brothers Municipal Bond Index
7/31/98	$10,000	$9,573	$10,000
1999	$10,267	$9,829	$10,288
2000	$10,631	$10,177	$10,732
2001	$11,413	$10,926	$11,815
2002	$12,009	$11,496	$12,608
2003	$12,289	$11,765	$13,061
2004	$12,872	$12,322	$13,816
2005	$12,639	$12,100	$14,695
2006	$13,114	$12,554	$15,071
2007	$13,511	$12,934	$15,713
7/31/08	$14,013	$13,415	$16,160

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers Municipal Bond Index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in New Hampshire municipal bonds. The Fund's total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

July 31, 2008 (Unaudited)

MANAGEMENT OF THE FUND

The Board of the Fund consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with Integrity Money Management or any of its affiliates; these are the "Independent" Trustees. Two of the remaining three Trustees and/or Officers are "interested" by virtue of their affiliation with Integrity Money Management and/or its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee, and other Directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX(1)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 2405 11th Ave. NW Minot, ND 58703 56	Trustee	Indefinite Since January 2006	12

Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, The Integrity Funds (since January 2006).

					Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 73	Trustee	Indefinite Since January 1996	12

Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., (since April 2005); Trustee, The Integrity Funds (since June 2003).

					First Western Bank & Trust
R. James Maxson 1 N. Main St. Minot, ND 58701 60	Trustee	Indefinite Since January 1999	12

Attorney, Maxson Law Office (since November 2002); Director, South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999); and Trustee, The Integrity Funds (since June 2003).

					Vincent United Methodist Foundation Minot Area Development Corporation

(1) The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds.

Trustees and Officers of the Fund serve until their resignation, removal, or retirement.

The Statement of Additional Information ("SAI") contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

The Interested Trustees and Officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee, and other Directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE AND OFFICER

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX(1)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad(2),(3) 1 N. Main St. Minot, ND 58703 63	Trustee, Chairman, Interim President	Indefinite Since January 1996	12

Director (Sept. 1987 to Feb. 2007), CEO (Sept. 2001 to Feb. 2007), Integrity Mutual Funds; Director, President, and Treasurer, (Aug. 1988 to Feb. 2007), Integrity Money Management; Director, President, and Treasurer (Aug. 1988 to Sept. 2004), ND Capital, Inc.; Director, President, and Treasurer (May 1989 to Feb. 2007), Integrity Fund Services, Inc.; Director, President, CEO, and Treasurer, (Jan. 1996 to Aug. 2003), Integrity Funds Distributor, Inc.; Director, CEO, Chairman, (Jan. 2002 to Feb. 2007) and President (Sept. 2002 to Dec. 2004), Capital Financial Services, Inc.; Director and President, (April 1994 to June 2004) South Dakota Tax-Free Fund, Inc.; President (Jan. 1996 to July 2007) and (since March 2008) Integrity Managed Portfolios, (May 2003 to July 2007) and (since March 2008) The Integrity Funds, (Jan. 1995 to July 2007) and (since March 2008) Integrity Fund of Funds, Inc., (Jan. 1989 to July 2007) and (since March 2008) ND Tax-Free Fund, Inc., (Aug. 1993 to July 2007) and (since March 2008) Montana Tax-Free Fund, Inc.; Director and Chairman Montana Tax-Free Fund, Inc. (since May 1993), Integrity Fund of Funds, Inc. (since Aug. 1994), and ND Tax Free Fund, Inc. (since Oct. 1988); Trustee, Chairman, (since January 1996) and Treasurer (January 1996 to May 2004), Integrity Managed Portfolios; Trustee and Chairman (since June 2003), The Integrity Funds.

					Minot Park Board

OFFICERS

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX(1)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Peter A. Quist 1 N. Main St. Minot, ND 58703 74	Vice President, Secretary	Indefinite Since January 1996	3

Attorney; Director and Vice President, Integrity Mutual Funds; Director, Vice President, and Secretary, Integrity Money Management, ND Capital, Inc. (August 1988 to August 2006), Integrity Fund Services, Inc., and Integrity Funds Distributor; Director, Vice President, and Secretary, South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Montana Tax-Free Fund, Inc. (since May 1993), Integrity Fund of Funds, Inc. (since Aug. 1994), and ND Tax Free Fund, Inc. (since Oct. 1988); Vice President and Secretary, The Integrity Funds (since June 2003).

None
Adam C. Forthun 1 N. Main St. Minot, ND 32	Treasurer	Indefinite Since May 2008	N/A

Fund Accountant (May 2003 to October 2005), Fund Accounting Supervisor (October 2005 to March 2008), Fund Accounting Manager (since March 2008), Integrity Fund Services, Inc.; Treasurer (since May 2008), Integrity Managed Portfolios, The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 37	Mutual Fund Chief Compliance Officer	Indefinite Since October 2005	N/A

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005), Integrity Managed Portfolios, The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None

(1) The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds.

(2) Trustees and/or Officers who are "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Mr. Quist is an interested person by virtue of being an Officer and Director of the Fund's investment adviser and principal underwriter. Mr. Walstad is an interested person by virtue of being an Officer of the Fund and a shareholder of Integrity Mutual Funds.

(3) Effective February 29, 2008, Mark R. Anderson resigned as President of the Fund, and effective March 4, 2008, Mr. Walstad succeeded Mr. Anderson as Interim President of the Fund. Mr. Walstad is also a Trustee and Chairman of the Fund.

Trustees and Officers of the Fund serve until their resignation, removal, or retirement.

The SAI contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

Schedule of Investments July 31, 2008

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating (Unaudited) Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEW HAMPSHIRE MUNICIPAL BONDS (89.7%)

#Belknap Cty., NH G.O. MBIA	A-1/AA	5.200%	06/15/2013	$225,000	$227,309
Concord, NH G.O.	Aa/AA	4.600	10/15/2014	100,000	105,569
*Derry, NH FSA	Aaa/NR	4.800	02/01/2018	115,000	120,827
Gorham, NH G.O. FSA	Aaa/NR	4.850	04/01/2014	65,000	67,015
#Hampton, NH G.O. XLCA	A-1/NR	4.000	12/15/2020	200,000	193,326
Hillsborough, NH G.O. XLCA	NR/A	4.000	11/01/2020	100,000	98,776
Hillsborough, NH G.O. XLCA	NR/A	4.000	11/01/2021	100,000	97,505
Hudson, NH School District Lot B	Aa-3/NR	7.300	12/15/2008	20,000	20,422
Manchester, NH Public Improvement	Aa/NR	5.875	05/01/2019	50,000	51,880
#Manchester, NH Airport Rev. MBIA	A/AA	5.000	01/01/2009	225,000	227,502
*Manchester, NH School Facs. Rev. MBIA	Aa-3/AA	5.250	06/01/2009	250,000	257,688
Manchester, NH Water Rev. FGIC	Aa-3/AA	5.000	12/01/2028	100,000	100,846
Merrimack Cty., NH G.O. FSA	NR/AAA	4.250	12/01/2019	100,000	101,586
Merrimack Cty., NH G.O. FSA	NR/AAA	4.500	12/01/2027	100,000	98,010
Nashua, NH G.O.	Aa/AA+	5.250	09/15/2017	100,000	107,353
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.100	10/01/2010	100,000	104,434
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.200	10/01/2011	60,000	62,768
*New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.500	10/01/2015	120,000	126,116
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.625	10/01/2016	20,000	21,112
#New Hampshire Hlth. & Educ. Facs. Auth. (Univ. Sys. of NH) AMBAC	Aa-3/AA	5.500	07/01/2013	40,000	43,358
New Hampshire Hlth. & Educ. Facs. Auth. (Univ. Sys. of NH) AMBAC	Aa-3/AA	5.500	07/01/2013	95,000	102,526
*New Hampshire State Capital Improvement G.O.	Aa/AA	5.000	04/15/2013	250,000	269,030
New Hampshire State Capital Improvement G.O.	Aa/AA	4.750	03/01/2027	100,000	100,999
New Hampshire State Hsg. Single Fam. Rev.	Aa/NR	4.900	07/01/2025	200,000	183,070
Portsmouth, NH G.O. MBIA	Aa/AA	4.000	08/01/2019	100,000	99,644
*Rochester, NH G.O. MBIA	A/NR	4.750	07/15/2020	300,000	312,327

TOTAL NEW HAMPSHIRE MUNICIPAL BONDS					$3,300,998

GUAM MUNICIPAL BONDS (0.3%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/2031	10,000	$9,793

TOTAL MUNICIPAL BONDS (COST: $3,294,620)					$3,310,791

SHORT-TERM SECURITIES (9.4%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (Cost: $347,524)				347,524	$347,524

TOTAL INVESTMENTS IN SECURITIES (COST: $3,642,144)					$3,658,315
OTHER ASSETS MINUS LIABILITIES					22,584

NET ASSETS					$3,680,899

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

#Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—	quoted prices in active markets for identical securities
Level 2—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3—	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2008:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$347,524
Level 2—Other Significant Observable Inputs	3,310,791
Level 3—Significant Unobservable Inputs	—
Total	$3,658,315

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2008

Statement of Assets and Liabilities
July 31, 2008

ASSETS
Investments in securities, at value (cost: $3,642,144)	$3,658,315
Accrued interest receivable	41,799
Accrued dividends receivable	573
Receivable from manager	6,514
Prepaid expenses	1,279
Total Assets	$3,708,480

LIABILITIES
Dividends payable	$8,236
Accrued expenses	12,377
Payable to affiliates	6,968
Total Liabilities	$27,581

NET ASSETS	$3,680,899

Net assets are represented by:
Paid-in capital	$3,810,768
Accumulated undistributed net realized gain (loss) on investments and futures	(148,062)
Accumulated undistributed net investment income (loss)	2,022
Unrealized appreciation (depreciation) on investments	16,171
Total amount representing net assets applicable to 356,507 outstanding shares of no par common stock (unlimited shares authorized)	$3,680,899

Net asset value per share	$10.32

Public offering price (based on sales charge of 4.25%)	$10.78

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2008

Statement of Operations
For the year ended July 31, 2008

INVESTMENT INCOME
Interest	$144,922
Dividends	9,569
Total Investment Income	$154,491

EXPENSES
Investment advisory fees	$19,560
Distribution (12b-1) fees	9,778
Administrative service fees	24,001
Transfer agent fees	24,001
Accounting service fees	25,956
Custodian fees	1,911
Professional fees	5,613
Trustees fees	1,791
Insurance expense	105
Reports to shareholders	1,240
Audit fees	6,576
Legal fees	3,039
Transfer agent out-of-pockets	287
License, fees, and registrations	1,430
Total Expenses	$125,288
Less expenses waived or absorbed by the Fund's manager	(83,438)
Total Net Expenses	$41,850

NET INVESTMENT INCOME (LOSS)	$112,641

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(529)
Net change in unrealized appreciation (depreciation) of investments	30,921
Net Realized and Unrealized Gain (Loss) on Investments	$30,392

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$143,033

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2008

Statement of Changes in Net Assets
For the year ended July 31, 2008 and the year ended July 31, 2007

	For The Year Ended July 31, 2008	For The Year Ended July 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$112,641	$148,624
Net realized gain (loss) on investment transactions	(529)	6,631
Net change in unrealized appreciation (depreciation) on investments	30,921	(792)
Net Increase (Decrease) in Net Assets Resulting From Operations	$143,033	$154,463

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.30 and $.32 per share, respectively)	$(112,395)	$(148,272)
Distributions from net realized gain on investment transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(112,395)	$(148,272)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$219,028	$24,360
Proceeds from reinvested dividends	54,708	77,717
Cost of shares redeemed	(811,941)	(1,236,445)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	$(538,205)	$(1,134,368)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(507,567)	$(1,128,177)
NET ASSETS, BEGINNING OF PERIOD	4,188,466	5,316,643
NET ASSETS, END OF PERIOD	$3,680,899	$4,188,466

Undistributed Net Investment Income	$2,022	$1,776

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements July 31, 2008

Note 1. ORGANIZATION

The Fund is an investment portfolio of Integrity Managed Portfolios (the "Trust") and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. The Trust is an unincorporated business trust organized under Massachusetts law on August 10, 1990.

The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal income tax and New Hampshire state interest and dividend tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of New Hampshire municipal securities.

On December 19, 2003 the Fund became a series of the Trust. Prior to this date, the Fund was part of the Forum Funds and was named the New Hampshire TaxSaver Bond Fund. The New Hampshire TaxSaver Bond Fund commenced operations on December 31, 1992. The Forum Funds is a Delaware business trust that is registered as an open-end management investment company under the 1940 Act.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation—Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following:

•	yields or prices of municipal bonds of comparable quality;
•	type of issue, coupon, maturity, and rating;
•	indications as to value from dealers; and
•	general market conditions.

Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities—The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent Deferred Sales Charge—In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Distributions during the year ended July 31, 2008 were characterized as tax-exempt for tax purposes.

In June 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions taken on federal income tax returns for all open tax years (tax years ended July 31, 2004 through July 31, 2008) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements. Interest and penalties related to uncertain tax positions, if any, are classified in the Fund's financial statements as other expense.

The tax character of distributions paid was as follows:

	July 31, 2008	July 31, 2007
Tax-exempt income	$112,395	$148,272
Ordinary income	0	0
Long-term capital gains	0	0
Total	$112,395	$148,272

As of July 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($148,062)	$18,193	($129,869)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2008 totaling $148,062, which may be used to offset capital gains. Any difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to timing differences associated with market discount. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2013	$147,534
2016	$528

For the year ended July 31, 2008, the Fund did not make any permanent reclassifications to reflect tax character.

Net capital losses incurred after October 31 and within the tax year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended July 31, 2008, the Fund did not defer to August 1, 2008, any post-October capital losses, post-October currency losses, or post-October passive foreign investment company losses.

Distributions to shareholders—Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts—Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts—The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. CAPITAL SHARE TRANSACTIONS

As of July 31, 2008, there were unlimited shares of no par authorized; 356,507 and 408,879 shares were outstanding at July 31, 2008 and July 31, 2007, respectively.

Transactions in capital shares were as follows:

	For The Year Ended July 31, 2008	For The Year Ended July 31, 2007
Shares sold	20,945	2,358
Shares issued on reinvestment of dividends	5,298	7,535
Shares redeemed	(78,615)	(119,810)
Net increase (decrease)	(52,372)	(109,917)

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund's investment adviser; Integrity Funds Distributor, the Fund's underwriter; and Integrity Fund Services, Inc. ("Integrity Fund Services"), the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, the Fund's sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized no investment advisory fees for the year ended July 31, 2008. Certain Officers and Trustees of the Fund are also Officers and Directors of Integrity Money Management.

Under the terms of the advisory agreement, Integrity Money Management has agreed to pay all the expenses of the Fund (excluding taxes and brokerage fees and commissions, if any ) that exceed 1.07% of the Fund's average daily net assets on an annual basis up to the amount of the investment advisory and management fee. Accordingly, after fee waivers and expense reimbursements, the Fund's actual total annual operating expenses were 1.07% for the year ended July 31, 2008.

Principal underwriter and shareholder services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses". The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the Fund. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $9,778 of distribution fees for the year ended July 31, 2008. The Fund has a payable to Integrity Funds Distributor of $771 at July 31, 2008 for distribution fees.

Integrity Fund Services, the transfer agent, provides shareholder services for a variable fee equal to 0.20% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee with a minimum of $500 per month is charged for each additional share class. The Fund has recognized $24,001 of transfer agency fees and expenses for the year ended July 31, 2008. The Fund has a payable to Integrity Fund Services of $2,000 at July 31, 2008 for transfer agency fees. Integrity Fund Services also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. An additional fee with a minimum of $500 per month is charged for each additional share class. The Fund has recognized $25,956 of accounting service fees for the year ended July 31, 2008. The Fund has a payable to Integrity Fund Services of $2,154 at July 31, 2008 for accounting service fees. Integrity Fund Services also acts as the Fund's administrative services agent for a variable fee equal to 0.125% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses. An additional fee with a minimum of $500 per month will be charged for each additional share class. The Fund has recognized $24,001 of administrative service fees for the year ended July 31, 2008. The Fund has a payable to Integrity Fund Services of $2,000 at July 31, 2008 for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $440,548 and $940,506, respectively, for the year ended July 31, 2008.

Note 6. INVESTMENT IN SECURITIES

At July 31, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $3,642,144. The net unrealized appreciation of investments based on the cost was $16,171, which is comprised of $38,583 aggregate gross unrealized appreciation and $22,412 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

Note 7. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. The standard is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.

In accordance with the provisions of SFAS No. 157, the Fund adopted this standard during the current fiscal year. The implementation of the standard did not impact the amounts reported in the financial statements.

In March 2008, FASB issued SFAS No. 161 Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. The standard is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statement disclosures.

Financial Highlights July 31, 2008

Selected per share data and ratios for the periods indicated

	For The Year Ended July 31, 2008	For The Year Ended July 31, 2007	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005	For The Four Month Period Ended July 30, 2004	For The Year Ended March 31, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$10.24	$10.25	$10.20	$10.82	$10.73	$10.88

Income from Investment Operations:
Net investment income (loss)	$.30	$.32	$.33	$.33	$.11	$.37
Net realized and unrealized gain (loss) on investment and futures transactions	.08	(.01)	.05	(.52)	.09	(.15)
Total Income (Loss) From Investment Operations	$.38	$.31	$.38	$(.19)	$.20	$.22

Less Distributions:
Dividends from net investment income	$(.30)	$(.32)	$(.33)	$(.33)	$(.11)	$(.37)
Distributions from net realized gains	.00	.00	.00	(.10)	.00	.00
Total Distributions	$(.30)	$(.32)	$(.33)	$(.43)	$(.11)	$(.37)

NET ASSET VALUE, END OF PERIOD	$10.32	$10.24	$10.25	$10.20	$10.82	$10.73

Total Return	3.72%(A)	3.02%(A)	3.76%(A)	(1.81%)(A)	5.69%(A)(C)	2.06%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$3,681	$4,188	$5,317	$6,363	$7,962	$8,175
Ratio of net expenses (after expense assumption) to average net assets	1.07%(B)	1.07%(B)	1.03%(B)	0.98%(B)	0.95(B)(C)	0.95%(B)
Ratio of net investment income to average net assets	2.87%	3.09%	3.19%	3.14%	3.12%(C)	3.44%
Portfolio turnover rate	12.56%	11.83%	8.10%	17.94%	10.02%	41.53%

(A) Excludes maximum sales charge of 4.25%.

(B) During the periods since March 31, 2004, Integrity Money Management assumed/waived expenses of $83,438, $79,544, $69,311, $64,102, and $23,856, respectively. If the expenses had not been assumed and/or waived, the annualized ratio of total expenses to average net assets would have been 3.20%, 2.72%, 2.22%, 1.80%, and 1.84%, respectively. For the period 4/1/2003 through 12/19/2003, Forum Administrative Services assumed/waived expenses of $62,210. For the period from 12/20/2003 through 3/31/2004, Integrity Money Management assumed/waived expenses of $21,859. If the expenses had not been assumed and/or waived, the annualized ratio of total expenses to average net assets for the year would have been 1.86%.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Tax Information for the Year Ended July 31, 2008 (Unaudited)

We are required to advise you within 60 days of the Fund's fiscal year regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Fund were earned from the following sources:

		Dividends and Distributions Per Share
To Shareholders of Record	Payment Date	From Net Investment Income	From Net Realized Short-Term Gains	From Net Realized Long-Term Gains
August 31, 2007	August 31, 2007	$.026008	.0	.0
September 28, 2007	September 28, 2007	$.024542	.0	.0
October 31, 2007	October 31, 2007	$.027598	.0	.0
November 30, 2007	November 30, 2007	$.025804	.0	.0
December 31, 2007	December 31, 2007	$.025616	.0	.0
January 31, 2008	January 31, 2008	$.024538	.0	.0
February 29, 2008	February 29, 2008	$.023661	.0	.0
March 31, 2008	March 31, 2008	$.024567	.0	.0
April 30, 2008	April 30, 2008	$.023994	.0	.0
May 30, 2008	May 30, 2008	$.024427	.0	.0
June 30, 2008	June 30, 2008	$.023690	.0	.0
July 31, 2008	July 31, 2008	$.023043	.0	.0

Shareholders should consult their tax advisors.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of the New Hampshire Municipal Fund

We have audited the accompanying statement of assets and liabilities of the New Hampshire Municipal Fund (one of the portfolios constituting the Integrity Managed Portfolios), including the schedule of investments as of July 31, 2008, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended July 31, 2008, July 31, 2007, July 31, 2006, and July 29, 2005, the four month period ended July 30, 2004, and the year ended March 31, 2004. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2008 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the New Hampshire Municipal Fund of the Integrity Managed Portfolios as of July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the years ended July 31, 2008, July 31, 2007, July 31, 2006, and July 29, 2005, the four month period ended July 30, 2004, and the year ended March 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.
Minot, North Dakota USA

September 12, 2008

Dear Shareholder:

Enclosed is the report of the operations for the Oklahoma Municipal Fund (the "Fund") for the year ended July 31, 2008. The Fund's portfolio and related financial statements are presented within for your review.

As we end the year, what one might have thought was an uneventful year was much the opposite.

First, interest rates spiked higher early in June as Federal Reserve Chairman Ben Bernanke voiced concern about inflation and the slumping dollar. However, a string of weak economic reports in the last part of June (consumer confidence plunged to its lowest level since 1992) along with more losses and downgrades in the banking sector, reduced corporate earnings expectations as well as higher energy prices have encouraged market participants to dump stocks in favor of low-risk government bonds, sending the 10-year treasury to 3.95%

Second, while the market likes to talk about light at the end of the tunnel, unfortunately in these days of financial turmoil we can never be sure whether it is light from the other side or another freight train coming. Most recently, Fannie Mae and Freddie Mac who own or guarantee nearly half of the $12 trillion mortgage market have seen their company stocks fall 75-80% year-to-date, as the worst housing downturn since the Great Depression impacted expected solvency levels.

Municipals on the other hand didn't fare any better as a number of the secondary insurers saw significant downgrades of their ratings, the collapse of major financial institution Bear Stearns and the exit of UBS from the municipal bond market.

The secondary insurers of municipal debt are in turmoil as a number of the insurance companies are in dire straits. Many bond professionals and investors, who in the past treated all insured bonds equal from a credit perspective, now understand the importance of the underlying credit, the purpose of the debt issued, and its commitment to pay. Currently there are three insurers of municipal debt that have AAA ratings from all three rating agencies and two of those three insurers are on Credit Watch for possible downgrade.

These events have created great uncertainty and with that, opportunity. It is now a buyers market as high quality municipals are yielding in many instances, yields higher than taxable treasuries of similar maturities. Clearly there will be price rallies and price sell offs in the months ahead, but the underlying tone for tax-free municipals is bullish.

The Oklahoma Municipal Fund began the period at $11.03 and ended the period at $10.75 for a total return of 1.01%*. This compares to the Lehman Brothers Municipal Bond Index return of 2.84%.

We are pleased to report that Lipper Reporting Service has ranked the Oklahoma Municipal Fund the number one fund in the Other States Municipal Debt Funds category over three years for the period ended June 30, 2008.

The Fund's yearly overall performance can be attributed to its defensive portfolio, with an average maturity of 18.3 years and an average maturity to the first call date of 6.0 years. That, along with an average portfolio coupon of 5.01% helps relative performance in volatile environments.

An important part of the Fund's strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues. Some purchases made throughout the year include: Glenpool Utility, 5.00% coupon, due 2027; Tulsa Public Facilities, 5.25% coupon, due 2036; Oklahoma Housing, 5.00% coupon, due 2017; and Oklahoma City Water Utility, 5.00% coupon, due 2034.

Portfolio quality at year-end was as follows: AAA 18.7%, AA 55.8%, A 14.5%, BBB 5.5% and NR 5.5%.

Income exempt from federal and Oklahoma state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, visit the Fund's website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery
Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Integrity Mutual Funds, Inc. ("Integrity Mutual Funds"). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges ("CDSCs"), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

July 31, 2008 (Unaudited)

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent twelve-month period ended June 30 is available through the Fund's website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering, Analysis, and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090. You may also access this information from the Fund's website at www.integrityfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

All inquiries regarding the Fund should be directed to:

Integrity Funds Distributor, Inc.
1 Main Street North
Minot, ND 58703
Phone: 800-276-1262

All inquiries regarding account information should be directed to:

Integrity Fund Services, Inc.
P.O. Box 759
Minot, ND 58702
Phone: 800-601-5593

To reduce expenses, the Fund may only mail one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call Integrity Funds Distributor, Inc. ("Integrity Funds Distributor") at 800-276-1262 (or contact your financial institution). Individual copies will be sent thirty days after receiving your request.

Terms & Definitions July 31, 2008 (Unaudited)

Appreciation

Increase in the value of an asset

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by a fund on an annual basis assuming all distributions are reinvested

Coupon Rate or Face Rate

Rate of interest payable annually based on the face amount of the bond; expressed as a percentage

Depreciation

Decrease in the value of an asset

Lehman Brothers Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market; the index does not take into account brokerage commissions or other costs, may include bonds different from those in the Fund, and may pose different risks than the Fund

Market Value

Actual (or estimated) price at which a bond trades in the marketplace

Maturity

A measure of the term or life of a bond in years; when a bond "matures", the issuer repays the principal

Net Asset Value

The value of all of a fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond's creditworthiness; "AAA," "AA," "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in a fund's portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

July 31, 2008 (Unaudited)

COMPOSITION

Portfolio Quality Ratings
(Based on total long-term investments)

AAA	18.7%
AA	55.8%
A	14.5%
BBB	5.5%
NR	5.5%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent ratings services such as Moody's Investors Services ("Moody's") and Standard & Poor's Ratings Group ("S&P"). Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. ("Integrity Money Management"), the Fund's investment adviser.

These percentages are subject to change.

Portfolio Market Sectors
(As a percentage of Net Assets)

S—School	30.0%
U—Utilities	21.6%
T—Transportation	18.3%
O—Other	12.4%
H—Housing	5.4%
W/S—Water/Sewer	5.3%
HC—Health Care	3.8%
G—Government	3.2%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are subject to change.

July 31, 2008 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs:

•	transaction costs:	sales charges (loads), redemption fees, and exchange fees
•	ongoing costs:	management fees, distribution (12b-1) fees, and other Fund expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 31, 2008 to July 31, 2008.

The example illustrates the Fund's costs in two ways:

Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/31/08	Ending Account Value 07/31/08	Expenses Paid During Period*
Actual	$1,000.00	$975.84	$5.29

Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.40

*Expenses are equal to the annualized expense ratio of 1.07%, multiplied by the average account value over the period, multiplied by 180/360 days. The Fund's ending account value on the first line in the table is based on its actual total return of (2.42%) for the six-month period of January 31, 2008 to July 31, 2008.

July 31, 2008 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending July 31, 2008
Oklahoma Municipal Fund	1 year	3 year	5 year	10 year	Since Inception (September 25, 1996)
Without Sales Charge	1.01%	2.82%	3.03%	3.45%	3.88%
With Sales Charge (4.25%)	(3.29%)	1.34%	2.14%	3.00%	3.50%

Lehman Brothers Municipal Bond Index	1 year	3 year	5 year	10 year	Since Inception (September 25, 1996)
	2.84%	3.22%	4.35%	4.92%	5.51%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

July 31, 2008 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Fund and the Lehman Brothers Municipal Bond Index

	Oklahoma Municipal Fund without sales charge	Oklahoma Municipal Fund with maximum sales charge	Lehman Brothers Municipal Bond Index
7/31/98	$10,000	$9,574	$10,000
1999	$10,425	$9,980	$10,288
2000	$10,412	$9,969	$10,732
2001	$11,430	$10,943	$11,815
2002	$12,054	$11,540	$12,608
2003	$12,087	$11,572	$13,061
2004	$12,531	$11,997	$13,816
2005	$12,909	$12,359	$14,695
2006	$13,476	$12,901	$15,071
2007	$13,894	$13,301	$15,713
7/31/08	$14,034	$13,436	$16,160

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers Municipal Bond Index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Oklahoma municipal bonds. The Fund's total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

July 31, 2008 (Unaudited)

MANAGEMENT OF THE FUND

The Board of the Fund consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with Integrity Money Management or any of its affiliates; these are the "Independent" Trustees. Two of the remaining three Trustees and/or Officers are "interested" by virtue of their affiliation with Integrity Money Management and/or its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee, and other Directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX(1)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 2405 11th Ave. NW Minot, ND 58703 56	Trustee	Indefinite Since January 2006	12

Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, The Integrity Funds (since January 2006).

					Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 73	Trustee	Indefinite Since January 1996	12

Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., (since April 2005); Trustee, The Integrity Funds (since June 2003).

					First Western Bank & Trust
R. James Maxson 1 N. Main St. Minot, ND 58701 60	Trustee	Indefinite Since January 1999	12

Attorney, Maxson Law Office (since November 2002); Director, South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999); and Trustee, The Integrity Funds (since June 2003).

					Vincent United Methodist Foundation Minot Area Development Corporation

(1) The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds.

Trustees and Officers of the Fund serve until their resignation, removal, or retirement.

The Statement of Additional Information ("SAI") contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

The Interested Trustees and Officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee, and other Directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE AND OFFICER

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX(1)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad(2)(3) 1 N. Main St. Minot, ND 58703 63	Trustee, Chairman, Interim President	Indefinite Since January 1996	12

Director (Sept. 1987 to Feb. 2007), CEO (Sept. 2001 to Feb. 2007), Integrity Mutual Funds; Director, President, and Treasurer, (Aug. 1988 to Feb. 2007), Integrity Money Management; Director, President, and Treasurer (Aug. 1988 to Sept. 2004), ND Capital, Inc.; Director, President, and Treasurer (May 1989 to Feb. 2007), Integrity Fund Services, Inc.; Director, President, CEO, and Treasurer, (Jan. 1996 to Aug. 2003), Integrity Funds Distributor, Inc.; Director, CEO, Chairman, (Jan. 2002 to Feb. 2007) and President (Sept. 2002 to Dec. 2004), Capital Financial Services, Inc.; Director and President, (April 1994 to June 2004) South Dakota Tax-Free Fund, Inc.; President (Jan. 1996 to July 2007) and (since March 2008) Integrity Managed Portfolios, (May 2003 to July 2007) and (since March 2008) The Integrity Funds, (Jan. 1995 to July 2007) and (since March 2008) Integrity Fund of Funds, Inc., (Jan. 1989 to July 2007) and (since March 2008) ND Tax-Free Fund, Inc., (Aug. 1993 to July 2007) and (since March 2008) Montana Tax-Free Fund, Inc.; Director and Chairman Montana Tax-Free Fund, Inc. (since May 1993), Integrity Fund of Funds, Inc. (since Aug. 1994), and ND Tax Free Fund, Inc. (since Oct. 1988); Trustee, Chairman, (since January 1996) and Treasurer (January 1996 to May 2004), Integrity Managed Portfolios; Trustee and Chairman (since June 2003), The Integrity Funds.

					Minot Park Board

OFFICERS

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX(1)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Peter A. Quist 1 N. Main St. Minot, ND 58703 74	Vice President, Secretary	Indefinite Since January 1996	3

Attorney; Director and Vice President, Integrity Mutual Funds; Director, Vice President, and Secretary, Integrity Money Management, ND Capital, Inc. (August 1988 to August 2006), Integrity Fund Services, Inc., and Integrity Funds Distributor; Director, Vice President, and Secretary, South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Montana Tax-Free Fund, Inc. (since May 1993), Integrity Fund of Funds, Inc. (since Aug. 1994), and ND Tax Free Fund, Inc. (since Oct. 1988); Vice President and Secretary, The Integrity Funds (since June 2003).

None
Adam C. Forthun 1 N. Main St. Minot, ND 32	Treasurer	Indefinite Since May 2008	N/A

Fund Accountant (May 2003 to October 2005), Fund Accounting Supervisor (October 2005 to March 2008), Fund Accounting Manager (since March 2008), Integrity Fund Services, Inc.; Treasurer (since May 2008), Integrity Managed Portfolios, The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 37	Mutual Fund Chief Compliance Officer	Indefinite Since October 2005	N/A

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005), Integrity Managed Portfolios, The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None

(1) The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds.

(2) Trustees and/or Officers who are "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Mr. Quist is an interested person by virtue of being an Officer and Director of the Fund's investment adviser and principal underwriter. Mr. Walstad is an interested person by virtue of being an Officer of the Fund and a shareholder of Integrity Mutual Funds.

(3) Effective February 29, 2008, Mark R. Anderson resigned as President of the Fund, and effective March 4, 2008, Mr. Walstad succeeded Mr. Anderson as Interim President of the Fund. Mr. Walstad is also a Trustee and Chairman of the Fund.

Trustees and Officers of the Fund serve until their resignation, removal, or retirement.

The SAI contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

Schedule of Investments July 31, 2008

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating (Unaudited) Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

OKLAHOMA MUNICIPAL BONDS (96.5%)

Alva, OK Hosp. Auth. (Sales Tax Rev) Radian (Xcel)	A-3/A	5.250%	06/01/2025	$250,000	$253,705
Claremore, OK Student Hsg. Rev. (Rogers University) ACA	NR/NR	5.750	09/01/2034	500,000	445,660
Drumright, OK Utility Sys. Rev. Assured Guaranty Ins.	NR/AAA	4.750	02/01/2036	950,000	966,805
Durant, OK Community Fac. Auth. Sales Tax Rev. XLCA	NR/A	5.500	11/01/2019	500,000	532,745
Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.375	12/01/2019	200,000	195,422
#Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.500	12/01/2028	865,000	799,545
Edmond Public Works Auth. AMBAC	Aa-3/AA	4.850	01/01/2024	155,000	157,688
Edmond Public Works Auth. AMBAC	Aa-3/AA	4.750	07/01/2024	250,000	247,645
Edmond Public Works Sales Tax & Utility Rev. AMBAC	Aa-3/AA	4.750	07/01/2023	200,000	201,080
Garfield Cty., Criminal Justice Auth. (Enid, OK) Rev. MBIA	A/NR	4.500	04/01/2018	250,000	253,877
Glenpool Utility Authority XLCA	NR/BBB-	5.000	10/01/2027	555,000	555,228
Jackson Cty., OK Sales Tax Rev. AMBAC	Aa-3/AA	5.000	10/01/2022	500,000	511,185
Jenks Aquarium Auth. Rev. MBIA	A/AA	5.250	07/01/2029	500,000	510,920
Mannford Public Works Auth.	NR/BBB+	6.000	04/01/2027	300,000	315,402
Mannford Public Works Auth.	NR/BBB+	5.900	04/01/2032	250,000	259,355
McAlester, OK Public Works Auth. FSA	Aaa/NR	5.100	02/01/2030	100,000	102,210
McClain Cty., OK Econ. Dev. Auth. Ed. Lease Rev. (Purcell Schools) Assured GTY	Aaa/AAA	4.250	09/01/2020	585,000	576,851
Midwest City, OK Capital Impvt. MBIA	A/AA	5.375	09/01/2024	500,000	519,805
Norman, OK (Regl. Hospital) Auth. Radian	A-3/A	5.250	09/01/2016	180,000	187,490
Norman, OK Utilities Auth. Utility Rev. FGIC	A/NR	4.000	11/01/2022	265,000	242,894
OK Agric. & Mech. Colleges (OK St. Univ.) Athletic Facs. AMBAC	Aa-3/NR	5.000	08/01/2024	300,000	300,000
Oklahoma City, OK MBIA	Aa-1/AA+	4.250	03/01/2022	110,000	105,976
Oklahoma City Airport Trust Jr. Lien Refunding Series B. AMBAC	Aa-3/AA	5.000	07/01/2019	250,000	264,207
Oklahoma City Airport Trust Jr. Lien Refunding Series B AMBAC	Aa-3/AA	5.000	07/01/2021	250,000	259,440
Oklahoma City, OK Public Auth. (OKC Fairgrounds Fac.) FGIC	A/A	5.500	10/01/2019	250,000	268,127
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev. FGIC	Aa/AA+	5.000	07/01/2029	425,000	427,448
Oklahoma City, OK Water Utility Rev. FGIC	Aa/AA+	5.000	07/01/2034	250,000	249,297
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.100	03/01/2016	140,000	140,032
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.150	03/01/2021	100,000	100,032
OK Board of Regents (Univ. of Central OK) AMBAC	Aa-3/AA	5.600	08/01/2020	150,000	159,433
OK Board of Regents (Univ. of Central OK) AMBAC	Aa-3/AA	5.700	08/01/2025	390,000	407,827
OK Devl. Finance Auth. (DHS Lease Rev.) Series 2000A MBIA	A/NR	5.600	03/01/2015	280,000	284,267
OK Devl. Finance Auth. (Lease Rev.) Law Enforcement MBIA	A/AA	5.100	06/01/2027	120,000	121,987
OK Devl. Finance Auth. (OK State Syst. Higher Ed.) AMBAC	Aa-3/AA	4.900	12/01/2022	200,000	204,526
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	NR/AA-	4.600	04/01/2022	250,000	249,982
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	NR/AA-	4.650	04/01/2023	250,000	250,190
OK Devl. Finance Auth. OK State Higher Ed (Master Lease) FSA	Aaa/AAA	4.500	06/01/2026	250,000	245,172
OK Housing Finance Agency Single Family Homeownership	Aaa/NR	5.250	09/01/2021	90,000	89,520
*OK Housing Finance Agency Single Family Homeownership GNMA	Aaa/NR	5.375	03/01/2020	70,000	71,039
OK Housing Finance Agency Single Family Homeownership GNMA/FNMA	Aaa/NR	5.850	09/01/2020	30,000	30,354
Oklahoma Housing Finance GNMA/FNMA	Aaa/NR	5.050	09/01/2023	1,000,000	964,900
Oklahoma Housing Finance FNMA/GNMA	Aaa/NR	5.150	09/01/2029	500,000	463,295
Oklahoma Housing Finance GNMA/FNMA	Aaa/NR	5.200	09/01/2032	500,000	461,565
Oklahoma Housing Fin. Agy. Single Family Mtg. Rev	Aaa/NR	5.100	03/01/2017	100,000	99,525
Oklahoma Housing Fin. Agy. Single Family Mtg. Rev.	Aaa/NR	5.100	09/01/2017	100,000	99,450
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref.—Unrefunded	A-1/AA-	5.750	02/15/2025	125,000	127,955
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref.—Unrefunded	A-1/AA-	6.000	02/15/2029	100,000	102,641
OK Devl. Finance Auth. (St. John Health Syst.) MBIA	A-1/AA	5.750	02/15/2025	50,000	51,191
OK Devl. Finance Auth. (St. Ann's Retirement Village) Rev. MBIA	A/NR	5.000	12/01/2028	500,000	506,300
OK Devl. Finance Auth. (Comanche County Hosp.)	NR/BBB-	5.625	07/01/2009	105,000	107,596
OK Devl. Finance Auth. (Seminole State College)	NR/AA	5.125	12/01/2027	150,000	154,364
OK Devl. Finance Auth. (Langston Univ. Stadium)	NR/AA	5.000	07/01/2027	250,000	258,215
#OK State G.O. (OK Building Commission) FGIC	Aa-3/AA	5.000	07/15/2018	900,000	951,426
OK Capital Impvt. Auth. (State Highway) Rev. MBIA	A/AA	5.000	06/01/2014	250,000	269,978
OK Capital Impvt. Auth. (Higher Ed. Project) Rev. AMBAC	Aa-3/AA	5.000	07/01/2022	500,000	518,455
OK Capital Impvt. Auth. (Higher Ed. Project) AMBAC	Aa-3/AA	5.000	07/01/2024	250,000	258,323
*OK Capital Impvt. Auth. (Higher Ed. Project) Rev. AMBAC	Aa-3/AA	5.000	07/01/2030	2,000,000	2,012,000
OK Capital Impvt. Auth. (Supreme Court Proj.) CIFG	A-1/AA-	4.500	07/01/2026	500,000	473,160
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aaa/AAA	4.375	07/01/2022	100,000	99,377
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aaa/AAA	4.375	07/01/2023	100,000	98,915
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aaa/AAA	4.500	07/01/2024	200,000	199,426
OK Municipal Power Auth. Rev. MBIA	A/AA	5.750	01/01/2024	2,230,000	2,480,719
OK Municipal Power Auth. Power Supply Rev. FGIC	A/A	4.250	01/01/2037	500,000	417,290
*OK Municipal Power Auth. Power Supply Rev. FGIC	A/A	4.500	01/01/2047	1,350,000	1,150,160
OK State Student Loan Auth.	A/NR	6.350	09/01/2025	280,000	283,945
*OK State Student Loan Auth.	Aaa/AAA	5.625	06/01/2031	685,000	685,007
OK State Student Loan Auth. MBIA	A/AA	5.300	12/01/2032	450,000	423,981
OK Water Resources Board Rev. AMBAC	Aaa/AAA	4.750	04/01/2024	100,000	102,105
OK State Water (Loan Program) Rev.	NR/AAA	5.400	09/01/2015	105,000	105,547
*OK State Water (Loan Program) Rev.	NR/AAA	5.100	09/01/2016	415,000	421,320
OK State Water Resources Board Rev.	NR/AAA	5.050	10/01/2022	200,000	210,812
OK State Water Resources Loan Rev.	NR/AAA	5.100	10/01/2027	500,000	517,460
OK State Water Resources Board Rev.	NR/AAA	4.625	10/01/2018	435,000	454,501
OK Transportation Auth. Turnpike Sys. Rev.—Prerefunded AMBAC	Aa-3/AA	5.000	01/01/2021	10,000	10,691
OK Transportation Auth. Turnpike Sys. Rev.—Unrefunded AMBAC	Aa-3/AA	5.000	01/01/2021	90,000	93,059
#Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	A/AA	5.125	08/01/2030	750,000	760,725
Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	A/AA	4.800	10/01/2027	500,000	510,350
Rural Enterprises, OK Inc. OK Govt. Fin. (Cleveland Cty. Hlth.) MBIA	A/NR	5.000	11/01/2021	250,000	257,378
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. Series A ACA	NR/NR	5.625	12/01/2020	140,000	134,044
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. Series A ACA	NR/NR	5.700	12/01/2025	220,000	201,265
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. ACA	NR/NR	5.750	12/01/2030	250,000	222,220
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/NR	5.550	11/01/2021	250,000	233,398
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/NR	5.650	11/01/2031	375,000	330,683
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/NR	5.550	11/01/2021	250,000	231,493
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/NR	5.650	11/01/2031	250,000	219,123
Sapulpa Municipal Authority Utility Rev. FSA	Aaa/AAA	5.125	01/01/2032	250,000	255,645
Texas Cty., OK Dev. Auth. (OPSU Student Hsg.) ACA	NR/NR	5.250	11/01/2023	250,000	221,290
Tulsa Cty, OK Indl. Auth. Recreation Facs.	NR/AA-	4.700	09/01/2024	500,000	500,105
Tulsa, OK General Obligation	Aa/AA	4.500	03/01/2023	700,000	709,324
Tulsa, OK General Obligation	Aa/AA	4.500	03/01/2026	1,035,000	1,036,035
Tulsa, Oklahoma Unlimited GO MBIA	Aa/AA	4.250	03/01/2024	500,000	479,850
City of Tulsa, OK MBIA	Aa/AA	4.250	03/01/2025	1,000,000	968,110
Tulsa Metropolitan Util. Auth. Utility Revs XLCA	Aa/AA	4.250	05/01/2026	650,000	594,815
Tulsa Metropolitan Util. Auth. Utility Revs XLCA	Aa/AA	4.500	05/01/2027	910,000	861,597
Tulsa Oklahoma Public Facs. Auth. XLCA	Aa-3/NR	5.250	11/15/2036	1,000,000	1,007,010
Tulsa Oklahoma Pub. Facs. Auth. XLCA	Aa-3/NR	4.750	11/15/2037	500,000	467,740
University of OK Board of Regents (Research Fac.) Rev. AMBAC	Aa-3/NR	4.800	03/01/2028	670,000	670,268
University of OK Board of Regents (Multi Facs.) Rev. MBIA	A-1/NR	4.750	06/01/2029	250,000	241,530
OK Board of Regents (Univ. of OK) FGIC	NR/AA-	4.125	07/01/2026	500,000	462,270
University of OK Board of Regents Student Hsg. Rev. FGIC	A-1/NR	5.000	11/01/2027	1,000,000	1,006,760
University of OK Student Hsg. (Cameron Univ.) Rev. AMBAC	Aa-3/AA	5.500	07/01/2023	250,000	266,523

TOTAL OKLAHOMA MUNICIPAL BONDS (COST: $41,349,990)					$40,548,573

SHORT-TERM SECURITIES (0.7%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $308,094)				308,094	$308,094

TOTAL INVESTMENTS IN SECURITIES (COST: $41,658,084)					$40,856,667
OTHER ASSETS LESS LIABILITIES					1,168,956

NET ASSETS					$42,025,623

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

#Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—	quoted prices in active markets for identical securities
Level 2—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3—	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2008:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$308,094
Level 2—Other Significant Observable Inputs	40,548,573
Level 3—Significant Unobservable Inputs	—
Total	$40,856,667

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2008

Statement of Assets and Liabilities

July 31, 2008

ASSETS
Investments in securities, at value (cost: $41,658,084)	$40,856,667
Accrued interest receivable	515,560
Accrued dividends receivable	468
Security sales receivable	1,062,880
Receivable from manager	4,472
Prepaid expenses	2,506
Total Assets	$42,442,553

LIABILITIES
Disbursements in excess of demand deposit cash	$60,909
Dividends payable	131,062
Payable for fund shares redeemed	170,115
Accrued expenses	30,562
Payable to affiliates	24,282
Total Liabilities	$416,930

NET ASSETS	$42,025,623

Net assets are represented by:
Paid-in capital	$45,091,556
Accumulated undistributed net realized gain (loss) on investments and futures	(2,273,200)
Accumulated undistributed net investment income (loss)	8,684
Unrealized appreciation (depreciation) on investments	(801,417)
Total amount representing net assets applicable to 3,909,928 outstanding shares of no par common stock (unlimited shares authorized)	$42,025,623

Net asset value per share	$10.75

Public offering price (based on sales charge of 4.25%)	$11.23

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2008

Statement of Operations

For the year ended July 31, 2008

INVESTMENT INCOME
Interest	$2,197,052
Dividends	50,573
Total Investment Income	$2,247,625

EXPENSES
Investment advisory fees	$242,729
Distribution (12b-1) fees	121,365
Administrative service fees	60,353
Transfer agent fees	96,433
Accounting service fees	48,141
Custodian fees	7,515
Professional fees	23,893
Trustees fees	5,059
Insurance expense	1,297
Reports to shareholders	3,033
Audit fees	6,772
Legal fees	35,363
Transfer agent out-of-pockets	716
License, fees, and registrations	2,092
Total Expenses	$654,761
Less expenses waived or absorbed by the Fund's manager	(135,321)
Total Net Expenses	$519,440

NET INVESTMENT INCOME (LOSS)	$1,728,185

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$191,550
Net change in unrealized appreciation (depreciation) of investments	(1,430,856)
Net Realized and Unrealized Gain (Loss) on Investments	$(1,239,306)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$488,879

The accompanying notes are an integral part of these financial statements.

Financial Statements July 31, 2008

Statement of Changes in Net Assets

For the year ended July 31, 2008 and the year ended July 31, 2007

	For The Year Ended July 31, 2008	For The Year Ended July 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,728,185	$1,645,717
Net realized gain (loss) on investment transactions	191,550	17,886
Net change in unrealized appreciation (depreciation) on investments	(1,430,856)	(348,424)
Net Increase (Decrease) in Net Assets Resulting From Operations	$488,879	$1,315,179

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.39 and $.39 per share, respectively)	$(1,723,635)	$(1,644,054)
Distributions from net realized gain on investment transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(1,723,635)	$(1,644,054)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$7,697,361	$14,210,933
Proceeds from reinvested dividends	968,322	703,589
Cost of shares redeemed	(13,252,678)	(10,301,303)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	$(4,586,995)	$4,613,219

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(5,821,751)	$4,284,344
NET ASSETS, BEGINNING OF PERIOD	47,847,374	43,563,030
NET ASSETS, END OF PERIOD	$42,025,623	$47,847,374

Undistributed Net Investment Income	$8,684	$4,148

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements July 31, 2008

Note 1. ORGANIZATION

The Fund is an investment portfolio of Integrity Managed Portfolios (the "Trust") and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. The Trust is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to September 25, 1996, other than matters relating to organization and registration. On September 25, 1996, the Fund commenced its Public Offering of capital shares.

The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Oklahoma state income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Oklahoma municipal securities.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation—Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following:

•	yields or prices of municipal bonds of comparable quality;
•	type of issue, coupon, maturity, and rating;
•	indications as to value from dealers; and
•	general market conditions.

Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities—The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent Deferred Sales Charge—In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes— The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Distributions during the year ended July 31, 2008 were characterized as tax-exempt for tax purposes.

In June 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions taken on federal income tax returns for all open tax years (tax years ended July 31, 2004 through July 31, 2008) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements. Interest and penalties related to uncertain tax positions, if any, are classified in the Fund's financial statements as other expense.

The tax character of distributions paid was as follows:

	July 31, 2008	July 31, 2007
Tax-exempt income	$1,723,635	$1,644,054
Ordinary income	0	0
Long-term capital gains	0	0
Total	$1,723,635	$1,644,054

As of July 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($2,273,200)	($792,733)	($3,065,933)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2008 totaling $2,273,200, which may be used to offset capital gains. Any difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to timing differences associated with market discount. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2010	$165,920
2011	$412,304
2012	$547,833
2013	$1,147,143

For the year ended July 31, 2008, the Fund did not make any permanent reclassifications to reflect tax character.

Net capital losses incurred after October 31 and within the tax year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended July 31, 2008, the Fund did not defer to August 1, 2008, any post-October capital losses, post-October currency losses, or post-October passive foreign investment company losses.

Distributions to shareholders—Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts—Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts—The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. CAPITAL SHARE TRANSACTIONS

As of July 31, 2008, there were unlimited shares of no par authorized; 3,909,928 and 4,337,842 shares were outstanding at July 31, 2008 and July 31, 2007, respectively.

Transactions in capital shares were as follows:

	For The Year Ended July 31, 2008	For The Year Ended July 31, 2007
Shares sold	698,432	1,272,549
Shares issued on reinvestment of dividends	88,436	63,077
Shares redeemed	(1,214,782)	(930,317)
Net increase (decrease)	(427,914)	405,309

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund's investment adviser; Integrity Funds Distributor, the Fund's underwriter; and Integrity Fund Services, Inc. ("Integrity Fund Services"), the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, the Fund's sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $115,919 of investment advisory fees after partial waiver for the year ended July 31, 2008. The Fund does not have a payable to Integrity Money Management at July 31, 2008 for investment advisory fees. Certain Officers and Trustees of the Fund are also Officers and Directors of Integrity Money Management.

Under the terms of the advisory agreement, Integrity Money Management has agreed to pay all the expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 1.07% of the Fund's average daily net assets on an annual basis up to the amount of the investment advisory and management fee. Accordingly, after fee waivers and expense reimbursements, the Fund's actual total annual operating expenses were 1.07% for the year ended July 31, 2008.

Principal underwriter and shareholder services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses". The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the Fund. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $121,365 of distribution fees for the year ended July 31, 2008. The Fund has a payable to Integrity Funds Distributor of $8,875 at July 31, 2008 for distribution fees.

Integrity Fund Services, the transfer agent, provides shareholder services for a variable fee equal to 0.20% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee with a minimum of $500 per month is charged for each additional share class. The Fund has recognized $96,433 of transfer agency fees and expenses for the year ended July 31, 2008. The Fund has a payable to Integrity Fund Services of $7,100 at July 31, 2008 for transfer agency fees. Integrity Fund Services also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. An additional fee with a minimum of $500 per month is charged for each additional share class. The Fund has recognized $48,141 of accounting service fees for the year ended July 31, 2008. The Fund has a payable to Integrity Fund Services of $3,775 at July 31, 2008 for accounting service fees. Integrity Fund Services also acts as the Fund's administrative services agent for a variable fee equal to 0.125% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses. An additional fee with a minimum of $500 per month will be charged for each additional share class. The Fund has recognized $60,353 of administrative service fees for the year ended July 31, 2008. The Fund has a payable to Integrity Fund Services of $4,438 at July 31, 2008 for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $4,797,697 and $9,473,096, respectively, for the year ended July 31, 2008.

Note 6. INVESTMENT IN SECURITIES

At July 31, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $41,658,084. The net unrealized depreciation of investments based on the cost was $801,417, which is comprised of $359,425 aggregate gross unrealized appreciation and $1,160,842 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

Note 7. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. The standard is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.

In accordance with the provisions of SFAS No. 157, the Fund adopted this standard during the current fiscal year. The implementation of the standard did not impact the amounts reported in the financial statements.

In March 2008, FASB issued SFAS No. 161 Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. The standard is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statement disclosures.

Financial Highlights July 31, 2008

Selected per share data and ratios for the periods indicated

	For The Year Ended July 31, 2008	For The Year Ended July 31, 2007	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005	For The Year Ended July 30, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$11.03	$11.08	$11.00	$11.07	$11.09

Income from Investment Operations:
Net investment income (loss)	$.39	$.39	$.39	$.40	$.42
Net realized and unrealized gain (loss) on investment and futures transactions	(.28)	(.05)	.08	(.07)	(.02)
Total Income (Loss) From Investment Operations	$.11	$.34	$.47	$.33	$.40

Less Distributions:
Dividends from net investment income	$(.39)	$(.39)	$(.39)	$(.40)	$(.42)
Distributions from net realized gains	.00	.00	.00	.00	.00
Total Distributions	$(.39)	$(.39)	$(.39)	$(.40)	$(.42)

NET ASSET VALUE, END OF PERIOD	$10.75	$11.03	$11.08	$11.00	$11.07

Total Return	1.01%(A)	3.10%(A)	4.39%(A)	3.02%(A)	3.67%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$42,026	$47,847	$43,563	$34,887	$35,472
Ratio of net expenses (after expense assumption) to average net assets	1.07%(B)	1.07%(B)	1.03%(B)	0.98%(B)	0.93%(B)
Ratio of net investment income to average net assets	3.55%	3.50%	3.55%	3.60%	3.77%
Portfolio turnover rate	10.37%	11.97%	4.65%	8.69%	10.70%

(A) Excludes maximum sales charge of 4.25%.

(B) During the periods indicated above, Integrity Money Management assumed and/or waived expenses of $135,321, $98,960, $60,854, $81,636, and $87,525, respectively. If the expenses had not been assumed and/or waived, the annualized ratio of total expenses to average net assets would have been 1.35%, 1.28%, 1.19%, 1.20%, and 1.19%, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Tax Information for the Year Ended July 31, 2008 (Unaudited)

We are required to advise you within 60 days of the Fund's fiscal year regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Fund were earned from the following sources:

		Dividends and Distributions Per Share
To Shareholders of Record	Payment Date	From Net Investment Income	From Net Realized Short-Term Gains	From Net Realized Long-Term Gains
August 31, 2007	August 31, 2007	$.032603	.0	.0
September 28, 2007	September 28, 2007	$.029739	.0	.0
October 31, 2007	October 31, 2007	$.033890	.0	.0
November 30, 2007	November 30, 2007	$.032427	.0	.0
December 31, 2007	December 31, 20007	$.032557	.0	.0
January 31, 2008	January 31, 2008	$.032313	.0	.0
February 29, 2008	February 29, 2008	$.032229	.0	.0
March 31, 2008	March 31, 2008	$.032967	.0	.0
April 30, 2008	April 30, 2008	$.033120	.0	.0
May 30, 2008	May 30, 2008	$.033012	.0	.0
June 30, 2008	June 30, 2008	$.033050	.0	.0
July 31, 2008	July 31, 2008	$.033339	.0	.0

Shareholders should consult their tax advisors.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of the Oklahoma Municipal Fund

We have audited the accompanying statement of assets and liabilities of the Oklahoma Municipal Fund (one of the portfolios constituting the Integrity Managed Portfolios), including the schedule of investments as of July 31, 2008, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2008 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Oklahoma Municipal Fund of the Integrity Managed Portfolios as of July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.

Minot, North Dakota USA

September 12, 2008

Item 2—Code of Ethics

(a)

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (the "Code").

(b)	For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

(5) Accountability for adherence to the Code.

(c)	There were no amendments to the Code during the period covered by the Report.

(d)	The registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PFO and PEO during the period covered by this report.

(e)	Not applicable.

(f)	See Item 12(a) regarding the filing of the Code of Ethics for the Principal Executive and Principal Financial Officers of the Integrity Managed Portfolios and Integrity Mutual Funds, Inc.

Item 3—Audit Committee Financial Expert

The Trust's Board of Trustees has determined that Jerry Stai is an audit committee financial expert, as defined in paragraph (a)(2) of Item 3 of Form N-CSR. Mr. Stai is independent for purposes of Item 3 of Form N-CSR.

Item 4—Principal Accountant Fees and Services

(a)

Audit fees include the amounts related to the professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

		Audit Fees
		2007	$39,900
		2008	$39,900

(b)	Audit-related fees are fees principally paid for professional services rendered for due diligence and technical accounting consulting and research.
		Audit-Related Fees
		2007	$4,800
		2008	$7,200

(c)	Tax fees include amounts related to the preparation and review of the registrant's tax returns.
		Tax Fees
		2007	$7,200
		2008	$7,200

(d)	All Other Fees.
		None.

(e)	(1)

The registrant's audit committee has adopted policies and procedures that require the audit committee to pre-approve all audit and non-audit services provided to the registrant by the principal accountant.

	(2)

0% of the services described in paragraphs (b) through (d) of Item 4 were not pre-approved by the audit committee. All of the services described in paragraphs (b) through (d) of Item 4 were approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant's financial statements for the most recent fiscal year end were performed by the principal accountant's full-time permanent employees.

(g)	None.

(h)

The registrant's independent auditor did not provide any non-audit services to the registrant's investment adviser or any entity controlling, controlled by, or controlled with the registrant's investment adviser that provides ongoing services to the registrant.

Item 5—Audit Committee of Listed Registrants

Not applicable

Item 6—Schedule of Investments

The Schedule of Investments is included in Item 1 of this Form N-CSR.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8—Portfolio Managers of Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 10—Submissions of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors in the last fiscal half-year.

Item 11—Controls and Procedures

(a)

Based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12—Exhibits

(a)	(1)	The registrant's Code of Ethics filed pursuant to Item 2 of the N-CSR is attached hereto.

	(2)	Certification pursuant to Section 30a-2(a) of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Robert E. Walstad
Robert E. Walstad
Interim President, Integrity Managed Portfolios

Date: September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Adam Forthun
Adam Forthun
Treasurer, Integrity Managed Portfolios

Date: September 29, 2008